Baird Aggregate Bond Fund
Schedule of Investments
September 30, 2024 (Unaudited)

CORPORATE BONDS - 36.1%	Par	Value
Financials - 15.7%
ABN AMRO Bank NV
4.75%, 07/28/2025 (a)	$62,453,000	$62,175,228
4.80%, 04/18/2026 (a)	42,935,000	42,912,398
1.54% to 06/16/2026 then 1 yr. CMT Rate + 0.80%, 06/16/2027 (Callable 06/16/2026) (a)	16,900,000	16,059,166
6.34% to 09/18/2026 then 1 yr. CMT Rate + 1.65%, 09/18/2027 (Callable 09/18/2026) (a)	31,025,000	32,117,488
3.32% to 03/13/2032 then 5 yr. CMT Rate + 1.90%, 03/13/2037 (Callable 12/13/2031) (a)	5,000,000	4,376,188
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027) (a)	31,625,000	32,323,056
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026 (Callable 09/29/2026)	9,350,000	8,978,786
6.45%, 04/15/2027 (Callable 03/15/2027)	19,546,000	20,476,261
5.75%, 06/06/2028 (Callable 05/06/2028)	30,000,000	31,267,187
3.00%, 10/29/2028 (Callable 08/29/2028)	17,441,000	16,475,409
4.63%, 09/10/2029 (Callable 08/10/2029)	8,000,000	8,003,963
3.30%, 01/30/2032 (Callable 10/30/2031)	10,000,000	9,024,985
Agree LP
2.90%, 10/01/2030 (Callable 07/01/2030)	5,000,000	4,537,105
4.80%, 10/01/2032 (Callable 07/01/2032)	7,000,000	6,940,899
AIB Group PLC
7.58% to 10/14/2025 then SOFR + 3.46%, 10/14/2026 (Callable 10/14/2025) (a)	34,199,000	35,180,760
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028) (a)	20,885,000	22,343,731
5.87% to 03/28/2034 then SOFR + 1.91%, 03/28/2035 (Callable 03/28/2034) (a)	39,575,000	41,724,250
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032 (a)	25,000,000	28,286,751
Air Lease Corp., 5.85%, 12/15/2027 (Callable 11/15/2027)	10,000,000	10,426,913
Aircastle Ltd.
6.50%, 07/18/2028 (Callable 06/18/2028) (a)	9,482,000	9,945,877
5.95%, 02/15/2029 (Callable 01/15/2029) (a)	23,000,000	23,823,494
American International Group, Inc.
5.13%, 03/27/2033 (Callable 12/27/2032)	10,500,000	10,820,696
6.82%, 11/15/2037	1,410,000	1,621,328
American National Group, Inc., 5.75%, 10/01/2029 (Callable 09/01/2029)	16,500,000	16,595,350
AmFam Holdings, Inc., 2.81%, 03/11/2031 (Callable 12/11/2030) (a)	5,000,000	3,972,670
Aon Corp. / Aon Global Holdings PLC, 3.90%, 02/28/2052 (Callable 08/28/2051)	5,000,000	3,998,986
Aon Global Ltd., 4.45%, 05/24/2043 (Callable 02/24/2043)	1,274,000	1,113,500
Aon North America, Inc., 5.75%, 03/01/2054 (Callable 09/01/2053)	10,600,000	11,228,972
Arthur J Gallagher & Co.
3.50%, 05/20/2051 (Callable 11/20/2050)	5,625,000	4,152,502
5.75%, 03/02/2053 (Callable 09/02/2052)	5,000,000	5,223,353
5.75%, 07/15/2054 (Callable 01/15/2054)	9,000,000	9,394,400
ASB Bank Ltd.
5.35%, 06/15/2026 (a)	23,625,000	24,066,941
5.28% to 06/17/2027 then 5 yr. CMT Rate + 2.25%, 06/17/2032 (Callable 06/17/2027) (a)	4,000,000	4,035,621
Australia & New Zealand Banking Group Ltd.
2.95% to 07/22/2025 then 5 yr. CMT Rate + 1.29%, 07/22/2030 (Callable 07/22/2025) (a)	5,000,000	4,912,684
6.74%, 12/08/2032 (a)	38,113,000	42,375,724
5.20% to 09/30/2034 then 1 yr. CMT Rate + 1.47%, 09/30/2035 (Callable 09/30/2034) (a)	37,350,000	37,196,010
2.57% to 11/25/2030 then 5 yr. CMT Rate + 1.70%, 11/25/2035 (Callable 11/25/2030) (a)	15,000,000	13,015,482
Aviation Capital Group LLC
6.25%, 04/15/2028 (Callable 03/15/2028) (a)	31,000,000	32,396,498
5.38%, 07/15/2029 (Callable 06/15/2029) (a)	15,010,000	15,332,979
6.38%, 07/15/2030 (Callable 05/15/2030) (a)	6,500,000	6,965,770
Banco Santander SA
2.75%, 05/28/2025	7,000,000	6,892,427
5.18%, 11/19/2025	25,983,000	26,017,537
1.72% to 09/14/2026 then 1 yr. CMT Rate + 0.90%, 09/14/2027 (Callable 09/14/2026)	11,325,000	10,728,294
4.38%, 04/12/2028	13,400,000	13,337,121
6.61%, 11/07/2028	15,000,000	16,275,068
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030 (Callable 03/14/2029)	15,000,000	15,510,613
3.49%, 05/28/2030	5,000,000	4,721,685
2.75%, 12/03/2030	19,250,000	17,008,590
5.44%, 07/15/2031	10,000,000	10,456,439
3.23% to 11/22/2031 then 1 yr. CMT Rate + 1.60%, 11/22/2032 (Callable 08/22/2031)	35,000,000	30,998,924
6.92%, 08/08/2033	9,800,000	10,844,211
6.35%, 03/14/2034	36,300,000	38,871,416
Bank of America Corp.
5.08% to 01/20/2026 then SOFR + 1.29%, 01/20/2027 (Callable 01/20/2026)	12,500,000	12,601,607
3.56% to 04/23/2026 then 3 mo. Term SOFR + 1.32%, 04/23/2027 (Callable 04/23/2026)	9,000,000	8,887,859
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	35,000,000	33,414,092
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028 (Callable 04/27/2027)	16,000,000	16,025,347
6.20% to 11/10/2027 then SOFR + 1.99%, 11/10/2028 (Callable 11/10/2027)	11,425,000	12,059,802
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	37,683,000	36,658,114
3.97% to 03/05/2028 then 3 mo. Term SOFR + 1.33%, 03/05/2029 (Callable 03/05/2028)	14,230,000	14,062,337
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029 (Callable 06/14/2028)	15,000,000	13,851,821
4.27% to 07/23/2028 then 3 mo. Term SOFR + 1.57%, 07/23/2029 (Callable 07/23/2028)	39,571,000	39,466,733
3.19% to 07/23/2029 then 3 mo. Term SOFR + 1.44%, 07/23/2030 (Callable 07/23/2029)	5,000,000	4,732,469
2.50% to 02/13/2030 then 3 mo. Term SOFR + 1.25%, 02/13/2031 (Callable 02/13/2030)	13,000,000	11,785,135
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	60,000,000	54,410,534
1.90% to 07/23/2030 then SOFR + 1.53%, 07/23/2031 (Callable 07/23/2030)	10,000,000	8,676,034
1.92% to 10/24/2030 then SOFR + 1.37%, 10/24/2031 (Callable 10/24/2030)	5,000,000	4,308,201
2.69% to 04/22/2031 then SOFR + 1.32%, 04/22/2032 (Callable 04/22/2031)	15,000,000	13,378,037
2.30% to 07/21/2031 then SOFR + 1.22%, 07/21/2032 (Callable 07/21/2031)	5,000,000	4,328,262
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033 (Callable 02/04/2032)	10,000,000	8,955,431
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033 (Callable 07/22/2032)	5,000,000	5,129,739
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034 (Callable 04/25/2033)	16,500,000	17,154,681
5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035 (Callable 01/23/2034)	10,000,000	10,516,041
7.75%, 05/14/2038	1,138,000	1,437,981
Bank of Ireland Group PLC
6.25% to 09/16/2025 then 1 yr. CMT Rate + 2.65%, 09/16/2026 (Callable 09/16/2025) (a)	8,864,000	8,983,596
2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026) (a)	20,000,000	19,091,973
5.60% (SOFR + 1.62%), 03/20/2030 (Callable 03/20/2029) (a)	28,500,000	29,566,191
Bank of Montreal
5.37%, 06/04/2027	18,000,000	18,616,562
3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037 (Callable 01/10/2032)	19,800,000	17,086,996
Bank of Nova Scotia
4.50%, 12/16/2025	8,500,000	8,479,273
5.40%, 06/04/2027	40,000,000	41,247,245
5.25%, 06/12/2028	10,000,000	10,356,219
4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037 (Callable 02/04/2032)	23,300,000	22,163,353
Banque Federative du Credit Mutuel SA
4.75%, 07/13/2027 (a)	22,290,000	22,547,380
5.79%, 07/13/2028 (a)	12,000,000	12,576,796
Barclays PLC
2.85% to 05/07/2025 then SOFR + 2.71%, 05/07/2026 (Callable 05/07/2025)	10,000,000	9,868,471
4.34%, 01/10/2028 (Callable 01/10/2027)	20,000,000	19,874,830
6.49% to 09/13/2028 then SOFR + 2.22%, 09/13/2029 (Callable 09/13/2028)	17,000,000	18,139,499
5.69% to 03/12/2029 then SOFR + 1.74%, 03/12/2030 (Callable 03/12/2029)	18,000,000	18,724,453
6.22% to 05/09/2033 then SOFR + 2.98%, 05/09/2034 (Callable 05/09/2033)	52,000,000	56,022,991
6.69% to 09/13/2033 then SOFR + 2.62%, 09/13/2034 (Callable 09/13/2033)	32,225,000	35,835,973
5.34% to 09/10/2034 then SOFR + 1.91%, 09/10/2035 (Callable 09/10/2034)	60,000,000	60,667,726
Belrose Funding Trust, 2.33%, 08/15/2030 (Callable 05/15/2030) (a)	23,950,000	20,550,839
BNP Paribas SA
2.82% to 11/19/2024 then 3 mo. Term SOFR + 1.37%, 11/19/2025 (Callable 11/19/2024) (a)	9,350,000	9,314,230
4.38%, 05/12/2026 (a)	45,131,000	44,828,593
2.22% to 06/09/2025 then SOFR + 2.07%, 06/09/2026 (Callable 06/09/2025) (a)	15,000,000	14,711,642
1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027 (Callable 01/13/2026) (a)	28,350,000	27,159,888
4.63%, 03/13/2027 (a)	2,325,000	2,317,671
2.59% to 01/20/2027 then SOFR + 1.23%, 01/20/2028 (Callable 01/20/2027) (a)	2,175,000	2,087,497
1.90% to 09/30/2027 then SOFR + 1.61%, 09/30/2028 (Callable 09/30/2027) (a)	27,000,000	25,084,598
5.34% (1 yr. CMT Rate + 1.50%), 06/12/2029 (Callable 06/12/2028) (a)	13,025,000	13,444,500
2.16% to 09/15/2028 then SOFR + 1.22%, 09/15/2029 (Callable 09/15/2028) (a)	19,538,000	17,804,520
5.18% to 01/09/2029 then SOFR + 1.52%, 01/09/2030 (Callable 01/09/2029) (a)	6,500,000	6,668,671
2.87% to 04/19/2031 then 3 mo. Term SOFR + 1.39%, 04/19/2032 (Callable 04/19/2031) (a)	32,075,000	28,565,691
3.13% to 01/20/2032 then SOFR + 1.56%, 01/20/2033 (Callable 01/20/2032) (a)	10,000,000	8,928,554
2.59% to 08/12/2030 then 5 yr. CMT Rate + 2.05%, 08/12/2035 (Callable 08/12/2030) (a)	14,000,000	12,193,133
BPCE SA
2.38%, 01/14/2025 (a)	12,000,000	11,902,179
4.50%, 03/15/2025 (a)	55,492,000	55,200,357
1.65% to 10/06/2025 then SOFR + 1.52%, 10/06/2026 (Callable 10/06/2025) (a)	25,000,000	24,210,846
5.72% to 01/18/2029 then SOFR + 1.96%, 01/18/2030 (Callable 01/18/2029) (a)	5,400,000	5,577,123
2.28% to 01/20/2031 then SOFR + 1.31%, 01/20/2032 (Callable 01/20/2031) (a)	14,350,000	12,227,736
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032 (Callable 10/19/2031) (a)	43,420,000	37,408,891
7.00% to 10/19/2033 then SOFR + 2.59%, 10/19/2034 (Callable 10/19/2033) (a)	10,000,000	11,197,735
6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035 (Callable 01/18/2034) (a)	12,500,000	13,147,570
5.94% to 05/30/2034 then SOFR + 1.85%, 05/30/2035 (Callable 05/30/2034) (a)	16,000,000	16,754,338
Brown & Brown, Inc.
4.50%, 03/15/2029 (Callable 12/15/2028)	23,825,000	23,939,696
2.38%, 03/15/2031 (Callable 12/15/2030)	36,789,000	31,848,224
4.20%, 03/17/2032 (Callable 12/17/2031)	15,000,000	14,364,895
4.95%, 03/17/2052 (Callable 09/17/2051)	9,500,000	8,692,901
Canadian Imperial Bank of Commerce
5.62%, 07/17/2026	15,000,000	15,378,295
4.63% to 09/11/2029 then SOFR + 1.34%, 09/11/2030 (Callable 09/11/2029)	8,000,000	8,051,174
6.09%, 10/03/2033 (Callable 07/03/2033)	20,000,000	21,846,839
Cantor Fitzgerald LP
4.50%, 04/14/2027 (Callable 01/14/2027) (a)	17,450,000	17,281,988
7.20%, 12/12/2028 (Callable 11/12/2028) (a)	9,250,000	9,811,977
Capital One Financial Corp.
3.65%, 05/11/2027 (Callable 04/11/2027)	26,750,000	26,295,363
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029 (Callable 06/08/2028)	36,205,000	38,136,365
3.27% to 03/01/2029 then SOFR + 1.79%, 03/01/2030 (Callable 03/01/2029)	23,862,000	22,434,909
7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031 (Callable 10/30/2030)	8,000,000	9,092,259
5.82% to 02/01/2033 then SOFR + 2.60%, 02/01/2034 (Callable 02/01/2033)	12,700,000	13,215,796
6.05% to 02/01/2034 then SOFR + 2.26%, 02/01/2035 (Callable 02/01/2034)	7,950,000	8,417,794
Centene Corp.
3.00%, 10/15/2030 (Callable 07/15/2030)	13,061,000	11,692,560
2.50%, 03/01/2031 (Callable 12/01/2030)	35,000,000	30,083,571
2.63%, 08/01/2031 (Callable 05/01/2031)	12,000,000	10,289,674
Charles Schwab Corp., 2.90%, 03/03/2032 (Callable 12/03/2031)	5,000,000	4,491,574
Citigroup, Inc.
3.11% to 04/08/2025 then SOFR + 2.84%, 04/08/2026 (Callable 04/08/2025)	20,000,000	19,802,886
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028 (Callable 01/10/2027)	40,600,000	40,192,103
3.67% to 07/24/2027 then 3 mo. Term SOFR + 1.65%, 07/24/2028 (Callable 07/24/2027)	3,142,000	3,086,032
3.52% to 10/27/2027 then 3 mo. Term SOFR + 1.41%, 10/27/2028 (Callable 10/27/2027)	11,500,000	11,226,350
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030 (Callable 09/19/2029)	28,350,000	28,382,877
4.41% to 03/31/2030 then SOFR + 3.91%, 03/31/2031 (Callable 03/31/2030)	26,105,000	25,923,822
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031 (Callable 06/03/2030)	25,000,000	22,497,829
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032 (Callable 05/01/2031)	6,000,000	5,273,534
2.52% to 11/03/2031 then SOFR + 1.18%, 11/03/2032 (Callable 11/03/2031)	11,085,000	9,620,836
3.79% to 03/17/2032 then SOFR + 1.94%, 03/17/2033 (Callable 03/17/2032)	18,000,000	16,861,691
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033 (Callable 11/17/2032)	29,000,000	31,856,958
Citizens Bank NA/Providence RI, 3.75%, 02/18/2026 (Callable 11/18/2025)	12,120,000	11,955,775
Citizens Financial Group, Inc.
2.85%, 07/27/2026 (Callable 04/27/2026)	10,000,000	9,683,334
5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030 (Callable 01/23/2029)	10,000,000	10,402,704
3.25%, 04/30/2030 (Callable 01/30/2030)	28,025,000	25,968,549
6.65% to 04/25/2034 then SOFR + 2.33%, 04/25/2035 (Callable 04/25/2034)	10,000,000	10,978,929
CNA Financial Corp.
3.45%, 08/15/2027 (Callable 05/15/2027)	12,000,000	11,740,398
3.90%, 05/01/2029 (Callable 02/01/2029)	7,000,000	6,865,199
2.05%, 08/15/2030 (Callable 05/15/2030)	1,000,000	875,928
5.50%, 06/15/2033 (Callable 03/15/2033)	14,225,000	14,961,948
CNO Global Funding
5.88%, 06/04/2027 (a)	37,000,000	38,113,328
2.65%, 01/06/2029 (a)	10,000,000	9,151,223
Comerica Bank
4.00%, 07/27/2025	10,000,000	9,913,556
5.33% to 08/25/2032 then SOFR + 2.61%, 08/25/2033 (Callable 08/25/2032)	15,325,000	14,742,257
Commonwealth Bank of Australia
2.69%, 03/11/2031 (a)	41,000,000	36,096,800
3.78%, 03/14/2032 (a)	10,000,000	9,308,878
5.84%, 03/13/2034 (a)	16,000,000	16,876,427
3.61% to 09/12/2029 then 5 yr. CMT Rate + 2.05%, 09/12/2034 (Callable 09/12/2029) (a)	10,000,000	9,406,259
3.74%, 09/12/2039 (a)	23,500,000	20,087,035
Cooperatieve Rabobank UA
4.38%, 08/04/2025	20,397,000	20,289,745
3.75%, 07/21/2026	20,829,000	20,517,159
Corebridge Global Funding
5.20%, 01/12/2029 (a)	5,000,000	5,136,447
5.20%, 06/24/2029 (a)	10,000,000	10,319,096
Credit Agricole SA
4.38%, 03/17/2025 (a)	4,204,000	4,181,827
1.25% to 01/26/2026 then SOFR + 0.89%, 01/26/2027 (Callable 01/26/2026) (a)	20,000,000	19,116,536
4.63% to 09/11/2027 then SOFR + 1.00%, 09/11/2028 (Callable 09/11/2027) (a)	12,000,000	12,053,198
6.32% to 10/03/2028 then SOFR + 1.86%, 10/03/2029 (Callable 10/03/2028) (a)	22,000,000	23,393,346
3.25%, 01/14/2030 (a)	6,800,000	6,303,866
4.00% to 01/10/2028 then 5 yr. Swap Rate USD + 1.64%, 01/10/2033 (Callable 01/10/2028) (a)	8,000,000	7,704,939
5.51%, 07/05/2033 (a)	32,000,000	33,943,315
6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035 (Callable 01/10/2034) (a)	7,000,000	7,470,849
Credit Agricole SA/London, 4.13%, 01/10/2027 (a)	17,867,000	17,767,638
Credit Suisse USA LLC, 7.13%, 07/15/2032	5,063,000	5,844,323
Danske Bank AS
1.62% to 09/11/2025 then 1 yr. CMT Rate + 1.35%, 09/11/2026 (Callable 09/11/2025) (a)	20,000,000	19,399,607
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027) (a)	8,530,000	8,496,400
4.61% to 10/02/2029 then 5 yr. CMT Rate + 1.10%, 10/02/2030 (Callable 10/02/2029) (a)	15,000,000	14,982,833
Deutsche Bank AG/New York NY
2.13% to 11/24/2025 then SOFR + 1.87%, 11/24/2026 (Callable 11/24/2025)	22,755,000	22,035,595
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	32,425,000	33,750,863
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	19,435,000	18,489,714
6.72% to 01/18/2028 then SOFR + 3.18%, 01/18/2029 (Callable 01/18/2028)	10,000,000	10,586,360
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029 (Callable 11/20/2028)	25,649,000	27,610,248
5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030 (Callable 09/11/2029)	15,750,000	15,834,993
3.73% to 01/14/2031 then SOFR + 2.76%, 01/14/2032 (Callable 10/14/2030)	5,053,000	4,534,760
3.04% to 05/28/2031 then SOFR + 1.72%, 05/28/2032 (Callable 05/28/2031)	14,000,000	12,469,302
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033 (Callable 10/07/2031)	55,215,000	48,326,331
Digital Realty Trust LP, 5.55%, 01/15/2028 (Callable 12/15/2027)	9,775,000	10,118,969
Discover Bank
3.45%, 07/27/2026 (Callable 04/27/2026)	22,000,000	21,536,734
5.97% to 08/09/2028 then 5 yr. Mid Swap Rate USD + 1.73%, 08/09/2028	5,564,000	5,745,488
4.65%, 09/13/2028 (Callable 06/13/2028)	32,508,000	32,516,937
Discover Financial Services
4.10%, 02/09/2027 (Callable 11/09/2026)	38,019,000	37,702,008
7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034 (Callable 11/02/2033)	23,000,000	27,024,615
DNB Bank ASA
1.13% to 09/16/2025 then 1 yr. CMT Rate + 0.85%, 09/16/2026 (Callable 09/16/2025) (a)	2,000,000	1,933,006
1.54% to 05/25/2026 then 1 yr. CMT Rate + 0.72%, 05/25/2027 (Callable 05/25/2026) (a)	15,000,000	14,318,909
Elevance Health, Inc.
5.10%, 01/15/2044	1,584,000	1,565,663
4.38%, 12/01/2047 (Callable 06/01/2047)	8,650,000	7,658,242
5.13%, 02/15/2053 (Callable 08/15/2052)	8,150,000	7,997,100
Equitable Holdings, Inc., 4.57%, 02/15/2029 (Callable 11/15/2028) (a)	2,009,000	2,001,293
Extra Space Storage LP
3.50%, 07/01/2026 (Callable 04/01/2026)	6,819,000	6,729,560
5.70%, 04/01/2028 (Callable 03/01/2028)	10,000,000	10,407,760
5.50%, 07/01/2030 (Callable 05/01/2030)	10,000,000	10,453,650
2.55%, 06/01/2031 (Callable 03/01/2031)	10,000,000	8,706,381
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/2027 (a)	11,000,000	11,046,958
5.70%, 03/14/2028 (a)	18,000,000	18,622,776
Fifth Third Bancorp, 4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030 (Callable 07/28/2029)	7,525,000	7,583,108
Five Corners Funding Trust II, 2.85%, 05/15/2030 (Callable 02/15/2030) (a)	30,000,000	27,722,325
Five Corners Funding Trust III, 5.79%, 02/15/2033 (Callable 11/15/2032) (a)	8,000,000	8,584,341
Five Corners Funding Trust IV, 6.00%, 02/15/2053 (Callable 08/15/2052) (a)	10,000,000	11,002,574
FMR LLC, 4.95%, 02/01/2033 (a)	1,750,000	1,777,944
Globe Life, Inc., 4.55%, 09/15/2028 (Callable 06/15/2028)	5,000,000	4,995,074
Goldman Sachs Bank USA/New York NY, 5.41% to 05/21/2026 then SOFR + 0.75%, 05/21/2027 (Callable 05/21/2026)	30,000,000	30,485,614
Goldman Sachs Capital I, 6.35%, 02/15/2034	1,053,000	1,136,443
Goldman Sachs Group, Inc.
1.09% to 12/09/2025 then SOFR + 0.79%, 12/09/2026 (Callable 12/09/2025)	10,000,000	9,591,831
2.64% to 02/24/2027 then SOFR + 1.11%, 02/24/2028 (Callable 02/24/2027)	89,350,000	85,882,089
3.69% to 06/05/2027 then 3 mo. Term SOFR + 1.77%, 06/05/2028 (Callable 06/05/2027)	23,775,000	23,398,631
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029 (Callable 04/23/2028)	10,000,000	9,803,948
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)	13,348,000	13,270,171
3.80%, 03/15/2030 (Callable 12/15/2029)	30,000,000	29,184,955
5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030 (Callable 07/23/2029)	15,000,000	15,391,134
1.99% to 01/27/2031 then SOFR + 1.09%, 01/27/2032 (Callable 01/27/2031)	10,000,000	8,554,176
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032 (Callable 04/22/2031)	9,625,000	8,505,753
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032 (Callable 07/21/2031)	30,000,000	26,017,508
Guardian Life Global Funding, 5.55%, 10/28/2027 (a)	16,350,000	17,014,513
Guardian Life Insurance Co. of America
3.70%, 01/22/2070 (Callable 07/22/2069) (a)	15,062,000	10,994,271
4.85%, 01/24/2077 (a)	24,727,000	22,770,636
Hanover Insurance Group, Inc., 2.50%, 09/01/2030 (Callable 06/01/2030)	10,550,000	9,248,502
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/2030 (Callable 03/01/2030) (a)	6,125,000	5,445,046
Healthpeak OP LLC, 5.25%, 12/15/2032 (Callable 09/15/2032)	4,000,000	4,120,496
High Street Funding Trust II, 4.68%, 02/15/2048 (Callable 11/15/2047) (a)	2,000,000	1,712,564
Host Hotels & Resorts LP, 5.50%, 04/15/2035 (Callable 01/15/2035)	6,000,000	6,086,978
HSBC Bank USA NA, 7.00%, 01/15/2039	4,200,000	4,989,478
HSBC Holdings PLC
1.65% to 04/18/2025 then SOFR + 1.54%, 04/18/2026 (Callable 04/18/2025)	10,375,000	10,183,207
4.29% to 09/12/2025 then 3 mo. Term SOFR + 1.61%, 09/12/2026 (Callable 09/12/2025)	7,450,000	7,415,948
4.38%, 11/23/2026	5,000,000	4,978,992
6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029 (Callable 03/09/2028)	8,250,000	8,685,970
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029 (Callable 06/19/2028)	35,000,000	35,044,838
2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	13,200,000	12,102,670
3.97% to 05/22/2029 then 3 mo. Term SOFR + 1.87%, 05/22/2030 (Callable 05/22/2029)	9,000,000	8,769,437
2.80% to 05/24/2031 then SOFR + 1.19%, 05/24/2032 (Callable 05/24/2031)	37,085,000	32,811,972
Huntington Bancshares, Inc./OH
4.44% to 08/04/2027 then SOFR + 1.97%, 08/04/2028 (Callable 08/04/2027)	9,500,000	9,512,322
5.02% to 05/17/2032 then SOFR + 2.05%, 05/17/2033 (Callable 05/17/2032)	3,775,000	3,747,458
5.71% to 02/02/2034 then SOFR + 1.87%, 02/02/2035 (Callable 02/02/2034)	10,150,000	10,566,717
Huntington National Bank
4.27%, 11/25/2026	4,600,000	4,526,503
5.65%, 01/10/2030 (Callable 11/10/2029)	1,500,000	1,569,780
ING Groep NV, 5.55% to 03/19/2034 then SOFR + 1.77%, 03/19/2035 (Callable 03/19/2034)	16,000,000	16,770,875
Invesco Finance PLC, 3.75%, 01/15/2026	4,900,000	4,861,910
Jackson National Life Global Funding
5.60%, 04/10/2026 (a)	11,300,000	11,462,152
5.55%, 07/02/2027 (a)	30,000,000	30,814,942
Janus Henderson US Holdings, Inc., 5.45%, 09/10/2034 (Callable 06/10/2034) (a)	10,000,000	9,953,710
Jefferies Financial Group, Inc.
4.15%, 01/23/2030	10,000,000	9,765,906
6.20%, 04/14/2034 (Callable 01/14/2034)	10,000,000	10,704,917
6.25%, 01/15/2036	1,390,000	1,503,174
JPMorgan Chase & Co.
2.01% to 03/13/2025 then 3 mo. Term SOFR + 1.59%, 03/13/2026 (Callable 03/13/2025)	50,000,000	49,333,046
1.58% to 04/22/2026 then SOFR + 0.89%, 04/22/2027 (Callable 04/22/2026)	50,000,000	47,898,463
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	11,875,000	11,247,829
5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028 (Callable 04/22/2027)	3,000,000	3,093,207
4.98% to 07/22/2027 then SOFR + 0.93%, 07/22/2028 (Callable 07/22/2027)	42,500,000	43,328,823
4.85% to 07/25/2027 then SOFR + 1.99%, 07/25/2028 (Callable 07/25/2027)	29,000,000	29,505,714
5.30% to 07/24/2028 then SOFR + 1.45%, 07/24/2029 (Callable 07/24/2028)	10,000,000	10,347,031
6.09% to 10/23/2028 then SOFR + 1.57%, 10/23/2029 (Callable 10/23/2028)	30,000,000	31,980,950
3.70% to 05/06/2029 then 3 mo. Term SOFR + 1.42%, 05/06/2030 (Callable 05/06/2029)	15,000,000	14,589,393
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031 (Callable 04/22/2030)	28,000,000	25,432,669
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	22,000,000	18,903,889
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	10,000,000	8,918,348
5.35% to 06/01/2033 then SOFR + 1.85%, 06/01/2034 (Callable 06/01/2033)	2,500,000	2,616,038
5.77% to 04/22/2034 then SOFR + 1.49%, 04/22/2035 (Callable 04/22/2034)	26,500,000	28,556,869
5.60%, 07/15/2041	4,106,000	4,461,820
Kemper Corp., 3.80%, 02/23/2032 (Callable 11/23/2031)	8,000,000	7,272,051
KeyBank NA, 3.40%, 05/20/2026	18,965,000	18,522,114
KeyBank NA/Cleveland OH
4.90%, 08/08/2032	6,000,000	5,840,606
5.00%, 01/26/2033 (Callable 10/26/2032)	5,000,000	4,954,564
Liberty Mutual Group, Inc.
4.57%, 02/01/2029 (a)	2,087,000	2,096,077
3.95%, 10/15/2050 (Callable 04/15/2050) (a)	2,231,000	1,745,413
5.50%, 06/15/2052 (Callable 12/15/2051) (a)	5,000,000	4,922,004
Liberty Mutual Insurance Co., 7.70%, 10/15/2097 (a)	465,000	552,079
Lincoln National Corp., 3.05%, 01/15/2030 (Callable 10/15/2029)	24,650,000	22,866,635
Lloyds Banking Group PLC
1.63% to 05/11/2026 then 1 yr. CMT Rate + 0.85%, 05/11/2027 (Callable 05/11/2026)	10,000,000	9,555,023
3.57% to 11/07/2027 then 3 mo. LIBOR US + 1.21%, 11/07/2028 (Callable 11/07/2027) (b)	10,000,000	9,740,419
5.68% to 01/05/2034 then 1 yr. CMT Rate + 1.75%, 01/05/2035 (Callable 01/05/2034)	12,000,000	12,623,949
LPL Holdings, Inc.
6.75%, 11/17/2028 (Callable 10/17/2028)	23,030,000	24,766,375
4.38%, 05/15/2031 (Callable 05/15/2026) (a)	5,000,000	4,712,119
6.00%, 05/20/2034 (Callable 02/20/2034)	18,280,000	19,107,471
LXP Industrial Trust
6.75%, 11/15/2028 (Callable 10/15/2028)	11,974,000	12,810,452
2.70%, 09/15/2030 (Callable 06/15/2030)	14,800,000	13,163,170
2.38%, 10/01/2031 (Callable 07/01/2031)	5,747,000	4,813,094
Macquarie Airfinance Holdings Ltd., 6.40%, 03/26/2029 (Callable 02/26/2029) (a)	6,115,000	6,364,452
Macquarie Bank Ltd.
4.88%, 06/10/2025 (a)	23,717,000	23,693,222
3.62%, 06/03/2030 (a)	12,550,000	11,724,615
Macquarie Group Ltd.
1.34% to 01/12/2026 then SOFR + 1.07%, 01/12/2027 (Callable 01/12/2026) (a)	19,000,000	18,223,847
2.87% to 01/14/2032 then SOFR + 1.53%, 01/14/2033 (Callable 01/14/2032) (a)	25,000,000	21,714,819
4.44% to 06/21/2032 then SOFR + 2.41%, 06/21/2033 (Callable 06/21/2032) (a)	9,000,000	8,757,851
6.26% to 12/07/2033 then SOFR + 2.30%, 12/07/2034 (Callable 12/07/2033) (a)	12,500,000	13,585,078
Manulife Financial Corp.
4.15%, 03/04/2026	10,000,000	9,976,643
5.38%, 03/04/2046	5,150,000	5,329,370
Maple Grove Funding Trust I, 4.16%, 08/15/2051 (Callable 02/15/2051) (a)	28,600,000	20,625,769
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030 (Callable 08/15/2030)	5,000,000	4,473,722
5.88%, 08/01/2033	8,429,000	9,246,424
4.35%, 01/30/2047 (Callable 07/30/2046)	3,450,000	3,069,592
5.45%, 03/15/2053 (Callable 09/15/2052)	3,700,000	3,847,315
Massachusetts Mutual Life Insurance Co.
5.67%, 12/01/2052 (Callable 06/01/2052) (a)	20,000,000	20,590,434
5.08% (3 mo. LIBOR US + 3.19%), 02/15/2069 (Callable 02/15/2049) (a)(b)	40,670,000	37,446,081
3.73%, 10/15/2070 (a)	16,676,000	12,093,936
4.90%, 04/01/2077 (a)	11,175,000	9,948,156
MBIA Insurance Corp., 16.82% (3 mo. Term SOFR + 11.52%), 01/15/2033 (Callable 01/15/2028) (a)(c)	714,000	36,593
MetLife, Inc., 4.88%, 11/13/2043	3,375,000	3,318,099
Metropolitan Life Global Funding I
2.95%, 04/09/2030 (a)	22,375,000	20,864,360
1.55%, 01/07/2031 (a)	650,000	546,047
5.15%, 03/28/2033 (a)	19,475,000	20,213,688
Metropolitan Life Insurance Co., 7.80%, 11/01/2025 (a)	6,300,000	6,497,867
Mitsubishi UFJ Financial Group, Inc.
1.54% to 07/20/2026 then 1 yr. CMT Rate + 0.75%, 07/20/2027 (Callable 07/20/2026)	10,000,000	9,519,752
5.02% to 07/20/2027 then 1 yr. CMT Rate + 1.95%, 07/20/2028 (Callable 07/20/2027)	6,700,000	6,836,672
5.35% to 09/13/2027 then 1 yr. CMT Rate + 1.90%, 09/13/2028 (Callable 09/13/2027)	13,600,000	14,005,837
5.48% to 02/22/2030 then 1 yr. CMT Rate + 1.53%, 02/22/2031 (Callable 02/22/2030)	3,525,000	3,697,672
5.43% to 04/17/2034 then 1 yr. CMT Rate + 1.00%, 04/17/2035 (Callable 04/17/2034)	7,000,000	7,358,909
Mizuho Financial Group, Inc.
1.23% to 05/22/2026 then 1 yr. CMT Rate + 0.67%, 05/22/2027 (Callable 05/22/2026)	8,000,000	7,600,460
5.41% to 09/13/2027 then 1 yr. CMT Rate + 2.05%, 09/13/2028 (Callable 09/13/2027)	6,725,000	6,933,148
1.98% to 09/08/2030 then 3 mo. Term SOFR + 1.53%, 09/08/2031 (Callable 09/08/2030)	10,000,000	8,641,472
Morgan Stanley
3.59% (3 mo. LIBOR US + 134.00%), 07/22/2028 (Callable 07/22/2027) (b)	12,000,000	11,758,248
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	62,625,000	66,204,770
3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029 (Callable 01/24/2028)	1,000,000	983,531
5.12% to 02/01/2028 then SOFR + 1.73%, 02/01/2029 (Callable 02/01/2028)	8,300,000	8,509,508
3.62% to 04/01/2030 then SOFR + 3.12%, 04/01/2031 (Callable 04/01/2030)	10,000,000	9,601,655
1.93% to 04/28/2031 then SOFR + 1.02%, 04/28/2032 (Callable 04/28/2031)	25,000,000	21,211,184
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	25,000,000	21,523,483
6.34% to 10/18/2032 then SOFR + 2.56%, 10/18/2033 (Callable 10/18/2032)	20,000,000	22,240,701
5.42% to 07/21/2033 then SOFR + 1.88%, 07/21/2034 (Callable 07/21/2033)	8,000,000	8,342,844
Mutual of Omaha Cos. Global Funding, 5.35%, 04/09/2027 (a)	12,000,000	12,312,537
Mutual of Omaha Insurance Co., 6.14% to 01/16/2054 then 10 yr. CMT Rate + 2.95%, 01/16/2064 (Callable 10/16/2053) (a)	9,500,000	10,139,497
National Australia Bank Ltd.
2.33%, 08/21/2030 (a)	83,282,000	72,557,191
2.99%, 05/21/2031 (a)	19,911,000	17,709,869
6.43%, 01/12/2033 (a)	28,262,000	30,861,668
3.93% to 08/02/2029 then 5 yr. CMT Rate + 1.88%, 08/02/2034 (Callable 08/02/2029) (a)	10,000,000	9,560,130
3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037 (Callable 01/12/2032) (a)	10,000,000	8,912,292
National Bank of Canada, 5.60%, 12/18/2028	13,000,000	13,590,107
Nationwide Building Society
4.00%, 09/14/2026 (a)	73,507,000	72,460,896
4.30% to 03/08/2028 then 3 mo. LIBOR US + 1.45%, 03/08/2029 (Callable 03/08/2028) (a)(b)	2,798,000	2,771,715
3.96% to 07/18/2029 then 3 mo. LIBOR US + 1.86%, 07/18/2030 (Callable 07/18/2029) (a)(b)	27,327,000	26,572,256
Nationwide Financial Services, Inc., 3.90%, 11/30/2049 (Callable 05/30/2049) (a)	10,000,000	7,981,624
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 (a)	18,190,000	24,475,235
4.35%, 04/30/2050 (Callable 10/30/2049) (a)	25,000,000	20,244,124
NatWest Group PLC
5.85% to 03/02/2026 then 1 yr. CMT Rate + 1.35%, 03/02/2027 (Callable 03/02/2026)	13,000,000	13,230,823
1.64% to 06/14/2026 then 1 yr. CMT Rate + 0.90%, 06/14/2027 (Callable 06/14/2026)	35,000,000	33,362,209
3.07% to 05/22/2027 then 1 yr. CMT Rate + 2.55%, 05/22/2028 (Callable 05/22/2027)	18,301,000	17,681,323
5.52% to 09/30/2027 then 1 yr. CMT Rate + 2.27%, 09/30/2028 (Callable 09/30/2027)	10,000,000	10,318,881
4.89% to 05/18/2028 then 3 mo. LIBOR US + 1.75%, 05/18/2029 (Callable 05/18/2028) (b)	10,000,000	10,104,125
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)	45,500,000	47,647,440
5.08% to 01/27/2029 then 3 mo. LIBOR US + 1.91%, 01/27/2030 (Callable 01/27/2029) (b)	7,000,000	7,130,228
4.45% to 05/08/2029 then 3 mo. LIBOR US + 1.87%, 05/08/2030 (Callable 05/08/2029) (b)	35,000,000	34,755,986
6.02% to 03/02/2033 then 1 yr. CMT Rate + 2.10%, 03/02/2034 (Callable 03/02/2033)	4,700,000	5,080,510
5.78% to 03/01/2034 then 1 yr. CMT Rate + 1.50%, 03/01/2035 (Callable 03/01/2034)	12,000,000	12,761,001
NatWest Markets PLC, 5.42%, 05/17/2027 (a)	38,500,000	39,515,270
New York Life Global Funding, 5.00%, 06/06/2029 (a)	18,000,000	18,674,417
New York Life Insurance Co.
6.75%, 11/15/2039 (a)	12,026,000	14,153,626
3.75%, 05/15/2050 (Callable 11/15/2049) (a)	17,000,000	13,624,201
4.45%, 05/15/2069 (Callable 11/15/2068) (a)	15,000,000	13,001,025
NNN REIT, Inc., 5.50%, 06/15/2034 (Callable 03/15/2034)	6,800,000	7,075,822
Nomura Holdings, Inc.
1.65%, 07/14/2026	32,975,000	31,401,710
5.59%, 07/02/2027	20,000,000	20,603,405
5.39%, 07/06/2027	10,000,000	10,212,304
2.17%, 07/14/2028	16,055,000	14,715,768
2.71%, 01/22/2029	8,000,000	7,406,840
3.10%, 01/16/2030	2,000,000	1,849,270
Old Republic International Corp., 5.75%, 03/28/2034 (Callable 12/28/2033)	15,000,000	15,733,970
Peachtree Corners Funding Trust, 3.98%, 02/15/2025 (a)	12,295,000	12,232,137
Penn Mutual Life Insurance Co., 3.80%, 04/29/2061 (a)	17,038,000	11,774,582
Pine Street Trust III, 6.22%, 05/15/2054 (Callable 11/15/2053) (a)	10,000,000	10,840,473
Principal Life Global Funding II
3.00%, 04/18/2026 (a)	13,400,000	13,146,726
5.50%, 06/28/2028 (a)	40,500,000	41,895,110
5.10%, 01/25/2029 (a)	13,725,000	14,140,260
Prologis LP
4.75%, 06/15/2033 (Callable 03/15/2033)	19,425,000	19,687,426
5.13%, 01/15/2034 (Callable 10/15/2033)	21,575,000	22,306,635
Protective Life Corp.
4.30%, 09/30/2028 (Callable 06/30/2028) (a)	10,000,000	9,961,842
8.45%, 10/15/2039	2,650,000	3,431,090
Protective Life Global Funding
5.21%, 04/14/2026 (a)	32,900,000	33,342,518
5.22%, 06/12/2029 (a)	15,000,000	15,575,527
Prudential Financial, Inc.
6.63%, 12/01/2037	5,000,000	5,832,987
3.94%, 12/07/2049 (Callable 06/07/2049)	11,426,000	9,449,487
Raymond James Financial, Inc., 4.65%, 04/01/2030 (Callable 01/01/2030)	9,700,000	9,925,248
Realty Income Corp.
4.70%, 12/15/2028 (Callable 11/15/2028)	6,625,000	6,722,220
5.63%, 10/13/2032 (Callable 07/13/2032)	6,725,000	7,147,854
Regions Financial Corp., 2.25%, 05/18/2025 (Callable 04/18/2025)	21,650,000	21,268,511
Reliance Standard Life Global Funding II, 2.50%, 10/30/2024 (a)	22,800,000	22,749,053
Royal Bank of Canada, 4.65%, 01/27/2026	7,773,000	7,787,096
Sammons Financial Group, Inc.
3.35%, 04/16/2031 (Callable 01/16/2031) (a)	14,350,000	12,510,024
4.75%, 04/08/2032 (Callable 01/08/2032) (a)	23,000,000	21,628,187
Santander UK Group Holdings PLC
1.67% to 06/14/2026 then SOFR + 0.99%, 06/14/2027 (Callable 06/14/2026)	9,500,000	9,036,482
6.53% to 01/10/2028 then SOFR + 2.60%, 01/10/2029 (Callable 01/10/2028)	27,600,000	29,241,081
Skandinaviska Enskilda Banken AB, 5.38%, 03/05/2029 (a)	10,000,000	10,389,659
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026 (Callable 09/15/2026) (a)	6,725,000	6,375,668
5.45%, 05/03/2028 (Callable 04/03/2028) (a)	7,000,000	7,189,990
5.70%, 07/25/2033 (Callable 04/25/2033) (a)	33,475,000	34,927,317
5.55%, 04/03/2034 (Callable 01/03/2034) (a)	32,800,000	33,819,768
Societe Generale SA
2.63%, 01/22/2025 (a)	41,125,000	40,776,511
2.23% to 01/21/2025 then 1 yr. CMT Rate + 1.05%, 01/21/2026 (Callable 01/21/2025) (a)	21,032,000	20,831,728
1.49% to 12/14/2025 then 1 yr. CMT Rate + 1.10%, 12/14/2026 (Callable 12/14/2025) (a)	28,800,000	27,585,484
2.80% to 01/19/2027 then 1 yr. CMT Rate + 1.30%, 01/19/2028 (Callable 01/19/2027) (a)	2,225,000	2,125,816
5.63% to 01/19/2029 then 1 yr. CMT Rate + 1.75%, 01/19/2030 (Callable 01/19/2029) (a)	13,000,000	13,320,172
2.89% to 06/09/2031 then 1 yr. CMT Rate + 1.30%, 06/09/2032 (Callable 06/09/2031) (a)	6,775,000	5,873,692
3.34% to 01/21/2032 then 1 yr. CMT Rate + 1.60%, 01/21/2033 (Callable 01/21/2032) (a)	11,816,000	10,385,965
6.22% to 06/15/2032 then 1 yr. CMT Rate + 3.20%, 06/15/2033 (Callable 06/15/2032) (a)	9,150,000	9,446,598
6.07% to 01/19/2034 then 1 yr. CMT Rate + 2.10%, 01/19/2035 (Callable 01/19/2034) (a)	17,000,000	17,732,885
3.63%, 03/01/2041 (a)	12,000,000	8,672,622
Standard Chartered PLC
2.82% to 01/30/2025 then 3 mo. LIBOR US + 1.21%, 01/30/2026 (Callable 01/30/2025) (a)(b)	21,000,000	20,822,375
1.46% to 01/14/2026 then 1 yr. CMT Rate + 1.00%, 01/14/2027 (Callable 01/14/2026) (a)	20,658,000	19,805,444
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027) (a)	24,000,000	22,904,060
7.77% to 11/16/2027 then 1 yr. CMT Rate + 3.45%, 11/16/2028 (Callable 11/16/2027) (a)	8,000,000	8,731,090
6.30% to 01/09/2028 then 1 yr. CMT Rate + 2.45%, 01/09/2029 (Callable 01/09/2028) (a)	4,000,000	4,208,191
2.68% to 06/29/2031 then 1 yr. CMT Rate + 1.20%, 06/29/2032 (Callable 06/29/2031) (a)	14,700,000	12,808,066
6.30% to 07/06/2033 then 1 yr. CMT Rate + 2.58%, 07/06/2034 (Callable 07/06/2033) (a)	13,850,000	15,004,045
5.91% to 05/14/2034 then 1 yr. CMT Rate + 1.45%, 05/14/2035 (Callable 05/14/2034) (a)	26,000,000	27,512,812
Stifel Financial Corp., 4.00%, 05/15/2030 (Callable 02/15/2030)	51,140,000	49,117,112
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	7,575,000	6,681,364
5.85%, 07/13/2030	20,000,000	21,384,362
5.77%, 01/13/2033	33,650,000	36,182,274
Svenska Handelsbanken AB, 5.50%, 06/15/2028 (a)	15,250,000	15,774,957
Swedbank AB
6.14%, 09/12/2026 (a)	24,400,000	25,187,195
5.41%, 03/14/2029 (a)	29,250,000	30,296,481
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)	18,250,000	18,576,860
Synchrony Financial
4.50%, 07/23/2025 (Callable 04/23/2025)	23,127,000	22,993,124
3.70%, 08/04/2026 (Callable 05/04/2026)	23,023,000	22,597,907
3.95%, 12/01/2027 (Callable 09/01/2027)	44,825,000	43,521,820
2.88%, 10/28/2031 (Callable 07/28/2031)	5,000,000	4,244,603
Toronto-Dominion Bank, 4.46%, 06/08/2032	19,000,000	18,876,382
Travelers Cos., Inc., 5.45%, 05/25/2053 (Callable 11/25/2052)	4,000,000	4,272,887
Trinity Acquisition PLC
4.40%, 03/15/2026 (Callable 12/15/2025)	27,305,000	27,235,492
6.13%, 08/15/2043	22,561,000	23,276,935
Truist Bank, 3.30%, 05/15/2026 (Callable 04/15/2026)	3,925,000	3,853,932
Truist Financial Corp.
7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029 (Callable 10/30/2028)	8,000,000	8,768,989
5.12% to 01/26/2033 then SOFR + 1.85%, 01/26/2034 (Callable 01/26/2033)	12,000,000	12,131,847
Trustage Financial Group, Inc., 4.63%, 04/15/2032 (Callable 01/15/2032) (a)	2,205,000	2,032,799
UBS Group AG
4.55%, 04/17/2026	7,000,000	7,017,604
2.19% to 06/05/2025 then SOFR + 2.04%, 06/05/2026 (Callable 06/05/2025) (a)	15,000,000	14,723,854
5.71% (1 yr. CMT Rate + 1.55%), 01/12/2027 (Callable 01/12/2026) (a)	4,078,000	4,133,523
1.36% to 01/30/2026 then 1 yr. CMT Rate + 1.08%, 01/30/2027 (Callable 01/30/2026) (a)	21,397,000	20,483,037
1.31% to 02/02/2026 then SOFR + 0.98%, 02/02/2027 (Callable 02/02/2026) (a)	40,000,000	38,253,600
1.49% to 08/10/2026 then 1 yr. CMT Rate + 0.85%, 08/10/2027 (Callable 08/10/2026) (a)	9,000,000	8,504,905
4.28%, 01/09/2028 (Callable 01/09/2027) (a)	17,403,000	17,274,847
4.25%, 03/23/2028 (Callable 03/23/2027) (a)	17,150,000	17,016,901
3.87% to 01/12/2028 then 3 mo. LIBOR US + 1.41%, 01/12/2029 (Callable 01/12/2028) (a)(b)	34,500,000	33,756,602
4.19% to 04/01/2030 then SOFR + 3.73%, 04/01/2031 (Callable 04/01/2030) (a)	20,000,000	19,533,292
2.10% to 02/11/2031 then 1 yr. CMT Rate + 1.00%, 02/11/2032 (Callable 02/11/2031) (a)	43,570,000	37,111,881
3.09% to 05/14/2031 then SOFR + 1.73%, 05/14/2032 (Callable 05/14/2031) (a)	10,000,000	9,017,533
6.54% to 08/12/2032 then SOFR + 3.92%, 08/12/2033 (Callable 08/12/2032) (a)	6,000,000	6,624,252
UnitedHealth Group, Inc.
2.75%, 05/15/2040 (Callable 11/15/2039)	7,000,000	5,358,005
4.75%, 05/15/2052 (Callable 11/15/2051)	8,275,000	7,891,078
Wells Fargo & Co.
3.00%, 04/22/2026	3,000,000	2,947,219
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	3,199,000	3,138,424
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028 (Callable 04/22/2027)	10,000,000	10,325,901
2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028 (Callable 06/02/2027)	64,086,000	60,934,056
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)	23,000,000	23,268,598
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)	30,225,000	31,446,229
3.35% to 03/02/2032 then SOFR + 1.50%, 03/02/2033 (Callable 03/02/2032)	5,000,000	4,570,878
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034 (Callable 04/24/2033)	23,925,000	24,814,887
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034 (Callable 10/23/2033)	25,000,000	27,936,747
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035 (Callable 01/23/2034)	10,650,000	11,164,280
3.07% to 04/30/2040 then SOFR + 2.53%, 04/30/2041 (Callable 04/30/2040)	25,000,000	19,715,791
3.90%, 05/01/2045	5,000,000	4,278,808
5.01% to 04/04/2050 then 3 mo. Term SOFR + 4.50%, 04/04/2051 (Callable 04/04/2050)	7,000,000	6,863,389
Wells Fargo Bank NA, 5.85%, 02/01/2037	10,000,000	10,792,528
Western & Southern Financial Group, Inc., 5.75%, 07/15/2033 (a)	8,300,000	8,814,359
Westpac Banking Corp.
2.89% to 02/04/2025 then 5 yr. CMT Rate + 1.35%, 02/04/2030 (Callable 02/04/2025)	11,425,000	11,327,858
4.32% to 11/23/2026 then 5 yr. Mid Swap Rate USD + 2.24%, 11/23/2031 (Callable 11/23/2026)	8,350,000	8,290,804
5.41% to 08/10/2032 then 1 yr. CMT Rate + 2.68%, 08/10/2033 (Callable 08/10/2032)	5,000,000	5,123,531
6.82%, 11/17/2033	4,350,000	4,920,018
4.11% to 07/24/2029 then 5 yr. CMT Rate + 2.00%, 07/24/2034 (Callable 07/24/2029)	10,000,000	9,670,968
2.67% to 11/15/2030 then 5 yr. CMT Rate + 1.75%, 11/15/2035 (Callable 11/15/2030)	13,600,000	11,865,925
4.42%, 07/24/2039	10,000,000	9,467,426
Willis North America, Inc.
4.65%, 06/15/2027 (Callable 05/15/2027)	8,525,000	8,592,724
2.95%, 09/15/2029 (Callable 06/15/2029)	7,500,000	6,958,501
5.35%, 05/15/2033 (Callable 02/15/2033)	11,425,000	11,760,709
5.05%, 09/15/2048 (Callable 03/15/2048)	10,200,000	9,546,242
5.90%, 03/05/2054 (Callable 09/05/2053)	23,750,000	24,917,999
WP Carey, Inc., 5.38%, 06/30/2034 (Callable 03/30/2034)	10,000,000	10,222,665
		7,773,239,452

Industrials - 18.9%
AbbVie, Inc.
2.95%, 11/21/2026 (Callable 09/21/2026)	9,625,000	9,422,279
4.55%, 03/15/2035 (Callable 09/15/2034)	26,098,000	26,104,476
4.50%, 05/14/2035 (Callable 11/14/2034)	17,395,000	17,339,305
4.30%, 05/14/2036 (Callable 11/14/2035)	6,000,000	5,842,597
4.05%, 11/21/2039 (Callable 05/21/2039)	12,700,000	11,731,167
Adventist Health System/West
2.95%, 03/01/2029 (Callable 12/01/2028)	19,250,000	17,869,949
3.63%, 03/01/2049 (Callable 09/01/2048)	9,000,000	6,734,931
AGCO Corp., 5.80%, 03/21/2034 (Callable 12/21/2033)	13,500,000	14,116,903
Agilent Technologies, Inc., 2.10%, 06/04/2030 (Callable 03/04/2030)	14,000,000	12,397,690
Air Products and Chemicals, Inc., 2.70%, 05/15/2040 (Callable 11/15/2039)	10,425,000	7,996,170
Aker BP ASA
2.00%, 07/15/2026 (Callable 06/15/2026) (a)	11,348,000	10,866,076
5.60%, 06/13/2028 (Callable 05/13/2028) (a)	15,500,000	16,056,193
6.00%, 06/13/2033 (Callable 03/13/2033) (a)	26,500,000	27,773,563
5.13%, 10/01/2034 (Callable 07/01/2034) (a)	23,000,000	22,726,916
Alcon Finance Corp.
2.75%, 09/23/2026 (Callable 07/23/2026) (a)	14,770,000	14,328,242
3.80%, 09/23/2049 (Callable 03/23/2049) (a)	7,000,000	5,670,515
Allegion PLC, 3.50%, 10/01/2029 (Callable 07/01/2029)	21,494,000	20,493,309
Allegion US Holding Co., Inc.
3.20%, 10/01/2024 (Callable 10/01/2024)	29,750,000	29,750,000
3.55%, 10/01/2027 (Callable 07/01/2027)	11,975,000	11,698,595
5.41%, 07/01/2032 (Callable 04/01/2032)	12,675,000	13,199,134
5.60%, 05/29/2034 (Callable 02/28/2034)	10,000,000	10,451,211
Amgen, Inc.
3.15%, 02/21/2040 (Callable 08/21/2039)	13,350,000	10,653,700
4.40%, 05/01/2045 (Callable 11/01/2044)	12,300,000	11,040,668
4.20%, 02/22/2052 (Callable 08/22/2051)	4,000,000	3,405,096
5.65%, 03/02/2053 (Callable 09/02/2052)	36,925,000	38,842,474
Anglo American Capital PLC
4.88%, 05/14/2025 (a)	3,376,000	3,373,324
4.75%, 04/10/2027 (a)	10,000,000	10,048,374
4.50%, 03/15/2028 (Callable 12/15/2027) (a)	2,570,000	2,561,576
5.63%, 04/01/2030 (Callable 01/01/2030) (a)	10,439,000	10,849,680
2.63%, 09/10/2030 (Callable 06/10/2030) (a)	35,000,000	31,151,243
5.75%, 04/05/2034 (Callable 01/05/2034) (a)	30,000,000	31,317,672
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/2046 (Callable 08/01/2045)	52,184,000	51,393,103
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029 (Callable 10/23/2028)	4,075,000	4,181,158
4.38%, 04/15/2038 (Callable 10/15/2037)	7,000,000	6,751,543
5.45%, 01/23/2039 (Callable 07/23/2038)	20,000,000	21,409,798
Apple, Inc., 2.65%, 05/11/2050 (Callable 11/11/2049)	10,000,000	6,902,342
AptarGroup, Inc., 3.60%, 03/15/2032 (Callable 12/15/2031)	7,500,000	6,837,394
ArcelorMittal SA
4.55%, 03/11/2026	13,000,000	12,981,569
6.55%, 11/29/2027 (Callable 10/29/2027)	14,600,000	15,496,686
6.80%, 11/29/2032 (Callable 08/29/2032)	25,000,000	27,887,799
6.00%, 06/17/2034 (Callable 03/17/2034)	14,000,000	14,857,202
7.00%, 10/15/2039	15,906,000	18,059,794
6.35%, 06/17/2054 (Callable 12/17/2053)	9,000,000	9,393,677
Ashtead Capital, Inc.
4.00%, 05/01/2028 (Callable 10/15/2024) (a)	8,010,000	7,802,056
5.50%, 08/11/2032 (Callable 05/11/2032) (a)	38,369,000	39,254,114
5.55%, 05/30/2033 (Callable 02/28/2033) (a)	15,000,000	15,350,442
5.95%, 10/15/2033 (Callable 07/15/2033) (a)	10,000,000	10,532,640
5.80%, 04/15/2034 (Callable 01/15/2034) (a)	11,000,000	11,495,413
AT&T, Inc.
2.55%, 12/01/2033 (Callable 09/01/2033)	22,965,000	19,356,911
5.40%, 02/15/2034 (Callable 11/15/2033)	12,000,000	12,591,270
4.90%, 08/15/2037 (Callable 02/14/2037)	20,000,000	19,855,342
3.50%, 09/15/2053 (Callable 03/15/2053)	10,000,000	7,346,739
3.55%, 09/15/2055 (Callable 03/15/2055)	60,110,000	43,966,533
3.80%, 12/01/2057 (Callable 06/01/2057)	19,423,000	14,705,820
3.65%, 09/15/2059 (Callable 03/15/2059)	49,359,000	35,812,727
Bacardi Ltd. / Bacardi-Martini BV, 5.40%, 06/15/2033 (Callable 03/15/2033) (a)	15,000,000	15,272,075
BAE Systems PLC
1.90%, 02/15/2031 (Callable 11/15/2030) (a)	18,500,000	15,801,804
5.50%, 03/26/2054 (Callable 09/26/2053) (a)	7,200,000	7,545,706
Bayer US Finance II LLC
5.50%, 08/15/2025 (a)	14,400,000	14,419,116
4.25%, 12/15/2025 (Callable 10/15/2025) (a)	14,440,000	14,335,583
Bayer US Finance LLC, 6.25%, 01/21/2029 (Callable 12/21/2028) (a)	15,000,000	15,856,623
Bayport Polymers LLC, 4.74%, 04/14/2027 (Callable 03/14/2027) (a)	61,325,000	61,100,982
Becle SAB de CV, 2.50%, 10/14/2031 (Callable 07/14/2031) (a)	39,193,000	32,681,495
Becton Dickinson & Co.
2.82%, 05/20/2030 (Callable 02/20/2030)	15,000,000	13,838,818
4.88%, 05/15/2044 (Callable 11/15/2043)	6,815,000	6,277,550
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/2033 (Callable 02/11/2033)	11,000,000	11,239,325
4.46%, 04/01/2048 (Callable 10/01/2047)	1,225,000	1,086,392
Berry Global, Inc.
5.50%, 04/15/2028 (Callable 03/15/2028)	19,345,000	19,822,500
5.80%, 06/15/2031 (Callable 04/15/2031) (a)	31,000,000	32,255,813
Bimbo Bakeries USA, Inc., 4.00%, 05/17/2051 (Callable 11/17/2050) (a)	20,009,000	16,086,473
Boardwalk Pipelines LP
4.95%, 12/15/2024 (Callable 11/01/2024)	27,631,000	27,598,499
5.95%, 06/01/2026 (Callable 03/01/2026)	28,506,000	29,023,950
4.45%, 07/15/2027 (Callable 04/15/2027)	14,877,000	14,904,026
4.80%, 05/03/2029 (Callable 02/03/2029)	16,918,000	17,001,664
3.40%, 02/15/2031 (Callable 11/15/2030)	5,825,000	5,350,286
3.60%, 09/01/2032 (Callable 06/01/2032)	25,550,000	23,104,059
5.63%, 08/01/2034 (Callable 05/01/2034)	9,825,000	10,134,617
Boeing Co.
2.20%, 02/04/2026 (Callable 10/15/2024)	47,500,000	45,741,974
5.04%, 05/01/2027 (Callable 03/01/2027)	5,140,000	5,155,552
5.15%, 05/01/2030 (Callable 02/01/2030)	26,150,000	26,212,820
Bon Secours Mercy Health, Inc.
3.46%, 06/01/2030 (Callable 12/01/2029)	8,000,000	7,686,105
3.21%, 06/01/2050 (Callable 12/01/2049)	10,800,000	7,899,413
BorgWarner, Inc., 4.95%, 08/15/2029 (Callable 07/15/2029)	7,200,000	7,319,805
BP Capital Markets America, Inc.
4.81%, 02/13/2033 (Callable 11/13/2032)	7,600,000	7,701,641
4.89%, 09/11/2033 (Callable 06/11/2033)	8,350,000	8,496,142
Bristol-Myers Squibb Co., 3.70%, 03/15/2052 (Callable 09/15/2051)	10,000,000	7,944,866
British Telecommunications PLC, 9.63%, 12/15/2030	66,873,000	84,448,112
Broadcom, Inc.
4.00%, 04/15/2029 (Callable 02/15/2029) (a)	6,000,000	5,909,811
4.75%, 04/15/2029 (Callable 01/15/2029)	43,900,000	44,594,449
5.00%, 04/15/2030 (Callable 01/15/2030)	11,000,000	11,375,715
4.15%, 11/15/2030 (Callable 08/15/2030)	6,000,000	5,925,077
4.15%, 04/15/2032 (Callable 01/15/2032) (a)	18,000,000	17,463,512
3.47%, 04/15/2034 (Callable 01/15/2034) (a)	15,000,000	13,507,439
3.14%, 11/15/2035 (Callable 08/15/2035) (a)	12,000,000	10,261,623
3.50%, 02/15/2041 (Callable 08/15/2040) (a)	21,000,000	17,270,350
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029 (Callable 09/01/2029)	11,300,000	10,475,672
Brunswick Corp./DE, 5.85%, 03/18/2029 (Callable 02/18/2029)	20,000,000	20,644,870
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026 (Callable 05/15/2026)	11,550,000	11,364,734
Burlington Northern Santa Fe LLC, 4.15%, 04/01/2045 (Callable 10/01/2044)	3,000,000	2,678,942
Cameron LNG LLC, 3.30%, 01/15/2035 (Callable 09/15/2034) (a)	20,000,000	17,260,049
Canadian Natural Resources Ltd., 6.50%, 02/15/2037	982,000	1,070,332
Canadian Pacific Railway Co.
4.70%, 05/01/2048 (Callable 11/01/2047)	10,075,000	9,447,548
3.50%, 05/01/2050 (Callable 11/01/2049)	12,000,000	9,335,224
Cargill, Inc., 4.75%, 04/24/2033 (Callable 01/24/2033) (a)	10,200,000	10,363,044
Carlisle Cos., Inc., 2.75%, 03/01/2030 (Callable 12/01/2029)	16,000,000	14,698,517
Carrier Global Corp.
2.49%, 02/15/2027 (Callable 12/15/2026)	25,975,000	25,100,487
2.72%, 02/15/2030 (Callable 11/15/2029)	6,861,000	6,343,099
2.70%, 02/15/2031 (Callable 11/15/2030)	18,500,000	16,708,121
5.90%, 03/15/2034 (Callable 12/15/2033)	12,423,000	13,558,562
3.38%, 04/05/2040 (Callable 10/05/2039)	10,000,000	8,261,015
6.20%, 03/15/2054 (Callable 09/15/2053)	2,448,000	2,826,618
CBRE Services, Inc., 5.95%, 08/15/2034 (Callable 05/15/2034)	20,000,000	21,479,405
CCL Industries, Inc., 3.05%, 06/01/2030 (Callable 03/01/2030) (a)	20,000,000	18,347,594
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026 (Callable 11/01/2026)	9,000,000	8,659,238
Celanese US Holdings LLC
6.33%, 07/15/2029 (Callable 05/15/2029)	8,675,000	9,199,192
6.55%, 11/15/2030 (Callable 09/15/2030)	15,000,000	16,168,325
Cellnex Finance Co. SA, 3.88%, 07/07/2041 (Callable 04/07/2041) (a)	51,774,000	42,318,041
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/2027 (Callable 08/02/2027)	12,000,000	11,660,312
CF Industries, Inc., 5.15%, 03/15/2034	3,000,000	3,034,849
Charter Communications Operating LLC
3.75%, 02/15/2028 (Callable 11/15/2027)	5,000,000	4,799,169
6.38%, 10/23/2035 (Callable 04/23/2035)	84,921,000	86,714,966
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025 (Callable 04/23/2025)	12,618,000	12,597,361
5.05%, 03/30/2029 (Callable 12/30/2028)	36,857,000	36,664,363
6.55%, 06/01/2034 (Callable 03/01/2034)	45,140,000	46,953,407
3.50%, 06/01/2041 (Callable 12/01/2040)	22,225,000	15,613,531
3.50%, 03/01/2042 (Callable 09/01/2041)	11,050,000	7,678,429
4.40%, 12/01/2061 (Callable 06/01/2061)	24,375,000	16,580,343
Cheniere Energy Partners LP
5.95%, 06/30/2033 (Callable 12/30/2032)	26,000,000	27,511,796
5.75%, 08/15/2034 (Callable 02/15/2034) (a)	11,750,000	12,240,559
Choice Hotels International, Inc., 5.85%, 08/01/2034 (Callable 05/01/2034)	10,750,000	11,086,009
Church & Dwight Co., Inc., 5.00%, 06/15/2052 (Callable 12/15/2051)	6,725,000	6,596,540
Cia Cervecerias Unidas SA, 3.35%, 01/19/2032 (Callable 10/19/2031) (a)	25,000,000	22,163,198
Cigna Group
2.40%, 03/15/2030 (Callable 12/15/2029)	13,034,000	11,802,951
4.80%, 08/15/2038 (Callable 02/15/2038)	5,000,000	4,871,535
CNH Industrial Capital LLC, 1.88%, 01/15/2026 (Callable 12/15/2025)	20,000,000	19,348,461
CNH Industrial NV, 3.85%, 11/15/2027 (Callable 08/15/2027)	23,656,000	23,413,251
Columbia Pipeline Group, Inc.
4.50%, 06/01/2025 (Callable 03/01/2025)	6,199,000	6,182,058
5.80%, 06/01/2045 (Callable 12/01/2044)	10,776,000	11,112,604
Columbia Pipelines Holding Co. LLC, 5.10%, 10/01/2031 (Callable 08/01/2031) (a)	10,000,000	10,086,181
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (Callable 08/15/2033) (a)	17,300,000	18,459,095
6.50%, 08/15/2043 (Callable 02/15/2043) (a)	10,000,000	11,151,620
Comcast Corp.
3.55%, 05/01/2028 (Callable 02/01/2028)	9,125,000	8,954,959
3.20%, 07/15/2036 (Callable 01/15/2036)	6,000,000	5,150,522
3.97%, 11/01/2047 (Callable 05/01/2047)	8,622,000	7,204,191
5.35%, 05/15/2053 (Callable 11/15/2052)	19,000,000	19,433,706
2.99%, 11/01/2063 (Callable 05/01/2063)	14,646,000	9,290,284
CommonSpirit Health, 3.35%, 10/01/2029 (Callable 04/01/2029)	17,635,000	16,801,408
Conagra Brands, Inc.
7.13%, 10/01/2026	6,441,000	6,789,497
7.00%, 10/01/2028	4,300,000	4,701,751
5.30%, 11/01/2038 (Callable 05/01/2038)	5,000,000	5,019,845
Concentrix Corp., 6.60%, 08/02/2028 (Callable 07/02/2028)	25,000,000	26,079,247
Constellation Brands, Inc., 4.90%, 05/01/2033 (Callable 02/01/2033)	7,950,000	8,032,935
Corning, Inc., 4.38%, 11/15/2057 (Callable 05/15/2057)	9,000,000	7,660,123
Cox Communications, Inc.
3.35%, 09/15/2026 (Callable 06/15/2026) (a)	25,300,000	24,773,740
5.70%, 06/15/2033 (Callable 03/15/2033) (a)	5,900,000	6,084,766
4.80%, 02/01/2035 (Callable 08/01/2034) (a)	14,000,000	13,346,304
3.60%, 06/15/2051 (Callable 12/15/2050) (a)	21,000,000	14,975,724
Crown Castle, Inc., 5.10%, 05/01/2033 (Callable 02/01/2033)	20,400,000	20,655,961
CSL Finance PLC, 4.05%, 04/27/2029 (Callable 02/27/2029) (a)	7,500,000	7,426,685
CSX Corp., 4.65%, 03/01/2068 (Callable 09/01/2067)	9,000,000	8,239,800
CVS Health Corp.
3.63%, 04/01/2027 (Callable 02/01/2027)	3,000,000	2,958,206
3.25%, 08/15/2029 (Callable 05/15/2029)	8,000,000	7,557,479
5.30%, 06/01/2033 (Callable 03/01/2033)	6,500,000	6,642,434
4.78%, 03/25/2038 (Callable 09/25/2037)	40,059,000	37,796,091
2.70%, 08/21/2040 (Callable 02/21/2040)	5,000,000	3,550,488
5.13%, 07/20/2045 (Callable 01/20/2045)	44,155,000	41,138,959
5.05%, 03/25/2048 (Callable 09/25/2047)	42,300,000	38,608,461
5.88%, 06/01/2053 (Callable 12/01/2052)	9,000,000	9,158,772
6.05%, 06/01/2054 (Callable 12/01/2053)	11,000,000	11,476,179
DCP Midstream Operating LP, 5.13%, 05/15/2029 (Callable 02/15/2029)	10,000,000	10,249,020
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (Callable 03/15/2026)	30,055,000	30,776,337
5.30%, 10/01/2029 (Callable 07/01/2029)	6,000,000	6,249,431
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030 (Callable 03/01/2030)	27,000,000	24,799,713
Deutsche Telekom International Finance BV, 8.75%, 06/15/2030	8,661,000	10,458,576
Dignity Health, 5.27%, 11/01/2064	2,921,000	2,886,869
Dollar General Corp., 3.50%, 04/03/2030 (Callable 01/03/2030)	7,000,000	6,589,257
DuPont de Nemours, Inc., 5.32%, 11/15/2038 (Callable 05/15/2038)	17,538,000	19,098,136
DXC Technology Co.
1.80%, 09/15/2026 (Callable 08/15/2026)	29,000,000	27,472,065
2.38%, 09/15/2028 (Callable 07/15/2028)	79,050,000	71,459,832
Eagle Materials, Inc., 2.50%, 07/01/2031 (Callable 04/01/2031)	8,700,000	7,689,054
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/01/2043 (Callable 05/01/2043)	4,017,000	3,745,439
4.60%, 12/15/2044 (Callable 06/15/2044)	3,674,000	3,329,105
Element Fleet Management Corp.
3.85%, 06/15/2025 (Callable 05/15/2025) (a)	18,492,000	18,315,163
6.27%, 06/26/2026 (Callable 05/26/2026) (a)	40,000,000	41,073,633
5.64%, 03/13/2027 (Callable 02/13/2027) (a)	10,000,000	10,254,824
6.32%, 12/04/2028 (Callable 11/04/2028) (a)	9,225,000	9,830,378
Enbridge Energy Partners LP
7.50%, 04/15/2038	4,500,000	5,442,807
7.38%, 10/15/2045 (Callable 04/15/2045)	20,000,000	24,268,187
Enbridge, Inc., 6.20%, 11/15/2030 (Callable 09/15/2030)	8,725,000	9,499,625
Energy Transfer LP
3.90%, 07/15/2026 (Callable 04/15/2026)	10,000,000	9,905,840
5.50%, 06/01/2027 (Callable 03/01/2027)	7,019,000	7,198,483
4.00%, 10/01/2027 (Callable 07/01/2027)	2,000,000	1,979,921
6.00%, 02/01/2029 (Callable 11/01/2024) (a)	44,900,000	45,993,360
5.25%, 04/15/2029 (Callable 01/15/2029)	22,666,000	23,315,716
3.75%, 05/15/2030 (Callable 02/15/2030)	2,775,000	2,650,884
7.38%, 02/01/2031 (Callable 02/01/2026) (a)	10,450,000	11,117,222
4.90%, 03/15/2035 (Callable 09/15/2034)	4,550,000	4,491,516
6.63%, 10/15/2036	15,094,000	16,747,575
5.80%, 06/15/2038 (Callable 12/15/2037)	9,539,000	9,931,986
7.50%, 07/01/2038	20,729,000	24,739,326
6.05%, 06/01/2041 (Callable 12/01/2040)	1,611,000	1,668,292
6.50%, 02/01/2042 (Callable 08/01/2041)	7,603,000	8,308,948
5.95%, 10/01/2043 (Callable 04/01/2043)	3,550,000	3,615,135
6.13%, 12/15/2045 (Callable 06/15/2045)	5,797,000	6,049,916
5.40%, 10/01/2047 (Callable 04/01/2047)	7,425,000	7,070,433
6.00%, 06/15/2048 (Callable 12/15/2047)	13,000,000	13,309,658
6.25%, 04/15/2049 (Callable 10/15/2048)	3,850,000	4,048,278
Eni SpA
4.25%, 05/09/2029 (Callable 02/09/2029) (a)	18,250,000	18,224,279
5.95%, 05/15/2054 (Callable 11/15/2053) (a)	11,000,000	11,328,794
Enterprise Products Operating LLC, 5.75%, 03/01/2035	4,930,000	5,193,238
EQT Corp.
5.70%, 04/01/2028 (Callable 03/01/2028)	10,000,000	10,346,920
7.00%, 02/01/2030 (Callable 11/01/2029)	5,493,000	5,997,345
EQT Midstream Partners LP, 4.13%, 12/01/2026 (Callable 09/01/2026)	10,000,000	9,871,484
Equifax, Inc., 5.10%, 06/01/2028 (Callable 05/01/2028)	15,000,000	15,361,680
Equinix, Inc.
3.20%, 11/18/2029 (Callable 08/18/2029)	2,000,000	1,887,796
2.15%, 07/15/2030 (Callable 04/15/2030)	7,675,000	6,783,488
ERAC USA Finance LLC, 3.30%, 12/01/2026 (Callable 09/01/2026) (a)	20,225,000	19,842,960
FedEx Corp., 4.95%, 10/17/2048 (Callable 04/17/2048)	15,000,000	14,107,445
Ferguson Finance PLC
4.50%, 10/24/2028 (Callable 07/24/2028) (a)	43,025,000	42,891,050
3.25%, 06/02/2030 (Callable 03/02/2030) (a)	28,100,000	26,180,225
4.65%, 04/20/2032 (Callable 01/20/2032) (a)	28,125,000	27,581,304
Fidelity National Information Services, Inc.
5.10%, 07/15/2032 (Callable 04/15/2032)	4,500,000	4,665,491
3.10%, 03/01/2041 (Callable 09/01/2040)	7,100,000	5,468,590
4.50%, 08/15/2046 (Callable 02/15/2046)	23,740,000	20,926,808
Fiserv, Inc.
3.20%, 07/01/2026 (Callable 05/01/2026)	11,650,000	11,435,714
4.20%, 10/01/2028 (Callable 07/01/2028)	5,000,000	4,981,871
3.50%, 07/01/2029 (Callable 04/01/2029)	4,307,000	4,161,165
2.65%, 06/01/2030 (Callable 03/01/2030)	28,900,000	26,332,094
5.63%, 08/21/2033 (Callable 05/21/2033)	17,000,000	18,007,404
5.15%, 08/12/2034 (Callable 05/12/2034)	20,000,000	20,507,624
4.40%, 07/01/2049 (Callable 01/01/2049)	11,000,000	9,723,657
Flex Intermediate Holdco LLC, 3.36%, 06/30/2031 (Callable 12/30/2030) (a)	16,000,000	14,020,122
Flex Ltd.
3.75%, 02/01/2026 (Callable 01/01/2026)	15,000,000	14,832,212
6.00%, 01/15/2028 (Callable 12/15/2027)	20,000,000	20,728,344
4.88%, 06/15/2029 (Callable 03/15/2029)	30,627,000	30,633,395
4.88%, 05/12/2030 (Callable 02/12/2030)	21,830,000	21,862,719
Florida Gas Transmission Co. LLC, 2.55%, 07/01/2030 (Callable 04/01/2030) (a)	18,500,000	16,681,769
Flowserve Corp., 2.80%, 01/15/2032 (Callable 10/15/2031)	9,625,000	8,336,458
FMC Corp., 3.20%, 10/01/2026 (Callable 08/01/2026)	5,000,000	4,880,872
Ford Motor Credit Co. LLC
5.80%, 03/05/2027 (Callable 02/05/2027)	10,000,000	10,182,751
6.80%, 11/07/2028 (Callable 10/07/2028)	15,000,000	15,837,109
5.30%, 09/06/2029 (Callable 08/06/2029)	38,000,000	37,821,095
Fortune Brands Innovations, Inc.
3.25%, 09/15/2029 (Callable 06/15/2029)	15,000,000	14,162,690
5.88%, 06/01/2033 (Callable 03/01/2033)	24,000,000	25,757,467
Fox Corp., 6.50%, 10/13/2033 (Callable 07/13/2033)	7,000,000	7,659,601
Freeport-McMoRan, Inc.
4.25%, 03/01/2030 (Callable 03/01/2025)	8,000,000	7,825,458
4.63%, 08/01/2030 (Callable 08/01/2025)	5,000,000	4,994,027
5.45%, 03/15/2043 (Callable 09/15/2042)	21,975,000	22,069,389
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/2024 (Callable 10/01/2024) (a)	14,530,000	14,525,056
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/2026 (Callable 11/01/2026) (a)	4,200,000	3,952,793
3.75%, 06/15/2029 (Callable 03/15/2029) (a)	24,200,000	22,992,477
2.38%, 02/16/2031 (Callable 11/16/2030) (a)	25,000,000	21,145,928
3.00%, 12/01/2031 (Callable 09/01/2031) (a)	10,000,000	8,607,899
GE Capital Funding LLC, 4.55%, 05/15/2032 (Callable 02/15/2032)	10,716,000	10,727,448
General Motors Co., 6.13%, 10/01/2025 (Callable 09/01/2025)	21,479,000	21,682,595
General Motors Financial Co., Inc.
6.05%, 10/10/2025	22,125,000	22,396,600
1.25%, 01/08/2026 (Callable 12/08/2025)	19,000,000	18,230,894
5.40%, 04/06/2026	20,000,000	20,241,816
2.35%, 02/26/2027 (Callable 01/26/2027)	11,000,000	10,471,460
5.80%, 06/23/2028 (Callable 05/23/2028)	30,000,000	31,124,550
5.80%, 01/07/2029 (Callable 12/07/2028)	10,000,000	10,401,090
5.55%, 07/15/2029 (Callable 06/15/2029)	21,000,000	21,655,293
4.90%, 10/06/2029 (Callable 09/06/2029)	12,000,000	12,013,606
Genpact Luxembourg Sarl, 3.38%, 12/01/2024 (Callable 11/01/2024)	59,575,000	59,333,465
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/2026 (Callable 03/10/2026)	25,000,000	23,933,621
6.00%, 06/04/2029 (Callable 05/04/2029)	6,400,000	6,702,217
Genuine Parts Co.
4.95%, 08/15/2029 (Callable 07/15/2029)	5,000,000	5,085,774
6.88%, 11/01/2033 (Callable 08/01/2033)	26,375,000	30,268,354
Gilead Sciences, Inc., 4.60%, 09/01/2035 (Callable 03/01/2035)	4,600,000	4,611,489
Glencore Finance Canada Ltd., 5.55%, 10/25/2042 (a)	5,000,000	5,002,300
Glencore Funding LLC
4.00%, 03/27/2027 (Callable 12/27/2026) (a)	25,550,000	25,310,916
3.88%, 10/27/2027 (Callable 07/27/2027) (a)	2,000,000	1,972,360
4.88%, 03/12/2029 (Callable 12/12/2028) (a)	11,000,000	11,150,701
5.37%, 04/04/2029 (Callable 03/04/2029) (a)	17,200,000	17,780,018
2.50%, 09/01/2030 (Callable 06/01/2030) (a)	61,437,000	55,080,073
5.70%, 05/08/2033 (Callable 02/08/2033) (a)	20,000,000	21,021,025
3.88%, 04/27/2051 (Callable 10/27/2050) (a)	6,000,000	4,634,977
3.38%, 09/23/2051 (Callable 03/23/2051) (a)	6,000,000	4,235,634
Global Payments, Inc.
4.80%, 04/01/2026 (Callable 01/01/2026)	6,990,000	7,004,865
2.15%, 01/15/2027 (Callable 12/15/2026)	6,840,000	6,519,283
3.20%, 08/15/2029 (Callable 05/15/2029)	7,500,000	7,026,507
2.90%, 05/15/2030 (Callable 02/15/2030)	14,467,000	13,176,845
Grupo Bimbo SAB de CV
4.88%, 06/27/2044 (a)	8,250,000	7,801,032
4.70%, 11/10/2047 (Callable 05/10/2047) (a)	25,000,000	22,682,000
4.00%, 09/06/2049 (a)	7,300,000	5,976,995
Gulfstream Natural Gas System LLC, 4.60%, 09/15/2025 (Callable 06/15/2025) (a)	5,000,000	4,985,123
HCA, Inc.
4.50%, 02/15/2027 (Callable 08/15/2026)	15,000,000	15,019,083
4.13%, 06/15/2029 (Callable 03/15/2029)	15,000,000	14,764,916
3.50%, 09/01/2030 (Callable 03/01/2030)	14,405,000	13,574,918
3.63%, 03/15/2032 (Callable 12/15/2031)	16,000,000	14,795,435
5.45%, 09/15/2034 (Callable 06/15/2034)	6,000,000	6,173,635
4.63%, 03/15/2052 (Callable 09/15/2051)	20,000,000	17,358,452
5.90%, 06/01/2053 (Callable 12/01/2052)	8,275,000	8,632,147
6.00%, 04/01/2054 (Callable 10/01/2053)	13,925,000	14,713,137
Hewlett Packard Enterprise Co.
4.85%, 10/15/2031 (Callable 08/15/2031)	6,500,000	6,486,557
5.60%, 10/15/2054 (Callable 04/15/2054)	18,000,000	17,670,965
HF Sinclair Corp., 4.50%, 10/01/2030 (Callable 07/01/2030)	8,000,000	7,791,218
HP, Inc., 3.00%, 06/17/2027 (Callable 04/17/2027)	35,000,000	33,907,024
Hubbell, Inc., 3.15%, 08/15/2027 (Callable 05/15/2027)	11,700,000	11,345,563
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028 (Callable 06/16/2028)	35,513,000	32,595,566
Hyundai Capital America
1.30%, 01/08/2026 (Callable 12/08/2025) (a)	10,000,000	9,604,342
1.65%, 09/17/2026 (Callable 08/17/2026) (a)	22,550,000	21,382,159
5.28%, 06/24/2027 (a)	26,000,000	26,584,822
5.68%, 06/26/2028 (Callable 05/26/2028) (a)	36,375,000	37,731,063
6.10%, 09/21/2028 (Callable 08/21/2028) (a)	40,000,000	42,199,120
4.55%, 09/26/2029 (Callable 08/26/2029) (a)	30,000,000	29,936,756
Infor, Inc., 1.75%, 07/15/2025 (Callable 06/15/2025) (a)	17,375,000	16,869,406
Ingredion, Inc., 2.90%, 06/01/2030 (Callable 03/01/2030)	26,775,000	24,856,778
Intel Corp.
5.20%, 02/10/2033 (Callable 11/10/2032)	5,000,000	5,065,734
4.90%, 08/05/2052 (Callable 02/05/2052)	10,000,000	8,772,543
5.70%, 02/10/2053 (Callable 08/10/2052)	7,175,000	7,068,634
International Business Machines Corp., 4.15%, 05/15/2039	11,325,000	10,431,477
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (Callable 08/15/2027) (a)	10,000,000	9,260,951
IQVIA, Inc., 5.70%, 05/15/2028 (Callable 04/15/2028)	8,475,000	8,800,838
J M Smucker Co.
2.38%, 03/15/2030 (Callable 12/15/2029)	9,125,000	8,264,469
6.50%, 11/15/2053 (Callable 05/15/2053)	3,950,000	4,573,178
JAB Holdings BV
2.20%, 11/23/2030 (Callable 08/23/2030) (a)	7,426,000	6,356,281
4.50%, 04/08/2052 (Callable 10/08/2051) (a)	20,750,000	16,595,150
Jacobs Engineering Group, Inc.
6.35%, 08/18/2028 (Callable 07/18/2028)	21,000,000	22,345,604
5.90%, 03/01/2033 (Callable 12/01/2032)	16,784,000	17,609,145
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.00%, 02/02/2029 (Callable 12/02/2028)	10,000,000	9,305,436
3.00%, 05/15/2032 (Callable 02/15/2032)	18,525,000	16,064,513
5.75%, 04/01/2033 (Callable 01/01/2033)	35,975,000	37,272,978
6.75%, 03/15/2034 (Callable 12/15/2033) (a)	12,750,000	14,125,679
Johnson Controls International PLC
6.00%, 01/15/2036	892,000	978,456
4.50%, 02/15/2047 (Callable 08/15/2046)	4,400,000	3,946,574
4.95%, 07/02/2064 (Callable 01/02/2064) (d)	4,029,000	3,770,156
Jones Lang LaSalle, Inc., 6.88%, 12/01/2028 (Callable 11/01/2028)	8,000,000	8,676,709
Kellanova, 2.10%, 06/01/2030 (Callable 03/01/2030)	20,000,000	17,932,958
Keurig Dr Pepper, Inc., 3.95%, 04/15/2029 (Callable 02/15/2029)	17,650,000	17,440,352
Keysight Technologies, Inc., 4.60%, 04/06/2027 (Callable 01/06/2027)	36,562,000	36,798,735
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/2031 (Callable 04/01/2031) (a)	19,321,000	17,122,842
Kinder Morgan Energy Partners LP
7.30%, 08/15/2033	8,103,000	9,424,952
5.80%, 03/15/2035	2,150,000	2,258,912
6.50%, 02/01/2037	6,400,000	6,978,954
6.95%, 01/15/2038	14,008,000	15,920,325
6.50%, 09/01/2039	5,359,000	5,876,155
7.50%, 11/15/2040	7,917,000	9,372,551
Kinder Morgan, Inc.
8.05%, 10/15/2030	3,670,000	4,319,935
7.80%, 08/01/2031	16,745,000	19,487,641
7.75%, 01/15/2032	44,035,000	51,431,454
Kinross Gold Corp., 6.88%, 09/01/2041 (Callable 03/01/2041)	3,000,000	3,401,175
Kraft Heinz Foods Co.
3.00%, 06/01/2026 (Callable 03/01/2026)	9,249,000	9,058,730
5.00%, 07/15/2035 (Callable 01/15/2035)	10,613,000	10,943,006
7.13%, 08/01/2039 (a)	1,425,000	1,702,258
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 (Callable 09/15/2026)	17,000,000	16,161,653
2.70%, 10/15/2028 (Callable 08/15/2028)	50,000,000	46,308,834
L3Harris Technologies, Inc., 5.40%, 07/31/2033 (Callable 04/30/2033)	20,500,000	21,413,219
Lafarge SA, 7.13%, 07/15/2036	13,596,000	15,836,696
Leidos, Inc.
4.38%, 05/15/2030 (Callable 02/15/2030)	47,279,000	46,521,946
2.30%, 02/15/2031 (Callable 11/15/2030)	8,175,000	7,102,045
7.13%, 07/01/2032	5,000,000	5,577,090
5.75%, 03/15/2033 (Callable 12/15/2032)	23,000,000	24,194,538
LG Energy Solution Ltd., 5.50%, 07/02/2034 (a)	18,000,000	18,507,960
LKQ Corp., 5.75%, 06/15/2028 (Callable 05/15/2028)	12,000,000	12,452,437
Lowe's Cos., Inc., 5.85%, 04/01/2063 (Callable 10/01/2062)	3,450,000	3,655,415
LYB International Finance III LLC
2.25%, 10/01/2030 (Callable 07/01/2030)	5,925,000	5,246,312
5.50%, 03/01/2034 (Callable 12/01/2033)	15,000,000	15,601,520
Marathon Petroleum Corp., 4.75%, 09/15/2044 (Callable 03/15/2044)	1,500,000	1,336,312
Marriott International, Inc./MD
5.00%, 10/15/2027 (Callable 09/15/2027)	12,950,000	13,215,064
4.90%, 04/15/2029 (Callable 03/15/2029)	10,000,000	10,204,700
4.80%, 03/15/2030 (Callable 02/15/2030)	15,000,000	15,213,208
5.35%, 03/15/2035 (Callable 12/15/2034)	15,000,000	15,373,269
Marshfield Clinic Health System, Inc., 2.70%, 02/15/2030 (Callable 08/15/2029)	23,125,000	20,937,098
Martin Marietta Materials, Inc.
2.50%, 03/15/2030 (Callable 12/15/2029)	6,200,000	5,657,081
6.25%, 05/01/2037	893,000	983,772
MasTec, Inc., 5.90%, 06/15/2029 (Callable 05/15/2029)	10,000,000	10,435,930
Mercedes-Benz Finance North America LLC, 5.25%, 11/29/2027 (a)	8,225,000	8,464,288
Microsoft Corp., 2.92%, 03/17/2052 (Callable 09/17/2051)	3,125,000	2,294,344
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029 (Callable 01/01/2029) (a)	26,022,000	25,865,611
Mohawk Industries, Inc.
5.85%, 09/18/2028 (Callable 08/18/2028)	12,650,000	13,339,981
3.63%, 05/15/2030 (Callable 02/15/2030)	10,000,000	9,611,448
Molex Electronic Technologies LLC, 3.90%, 04/15/2025 (Callable 01/15/2025) (a)	9,365,000	9,300,548
Molson Coors Beverage Co., 3.00%, 07/15/2026 (Callable 04/15/2026)	9,889,000	9,702,259
Mosaic Co.
5.45%, 11/15/2033 (Callable 05/15/2033)	2,000,000	2,066,394
4.88%, 11/15/2041 (Callable 05/15/2041)	5,000,000	4,647,301
MPLX LP
4.00%, 02/15/2025 (Callable 11/15/2024)	6,000,000	5,968,377
1.75%, 03/01/2026 (Callable 02/01/2026)	17,125,000	16,491,700
4.13%, 03/01/2027 (Callable 12/01/2026)	11,700,000	11,638,487
2.65%, 08/15/2030 (Callable 05/15/2030)	22,125,000	19,913,699
5.00%, 03/01/2033 (Callable 12/01/2032)	10,000,000	10,005,531
5.50%, 06/01/2034 (Callable 03/01/2034)	25,000,000	25,684,551
4.50%, 04/15/2038 (Callable 10/15/2037)	8,725,000	8,064,966
Mylan, Inc.
4.55%, 04/15/2028 (Callable 01/15/2028)	16,705,000	16,672,174
5.20%, 04/15/2048 (Callable 10/15/2047)	9,000,000	7,786,858
NGPL PipeCo LLC, 4.88%, 08/15/2027 (Callable 02/15/2027) (a)	32,000,000	32,130,693
Nissan Motor Acceptance Co. LLC, 5.30%, 09/13/2027 (a)	26,800,000	26,752,407
Nordson Corp., 4.50%, 12/15/2029 (Callable 11/15/2029)	18,000,000	18,072,523
Norfolk Southern Corp., 3.05%, 05/15/2050 (Callable 11/15/2049)	17,000,000	11,975,188
Nova Southeastern University, Inc., 4.81%, 04/01/2053	7,200,000	6,693,243
Nutrien Ltd., 4.20%, 04/01/2029 (Callable 01/01/2029)	7,000,000	6,976,116
nVent Finance Sarl
4.55%, 04/15/2028 (Callable 01/15/2028)	32,634,000	32,675,306
5.65%, 05/15/2033 (Callable 02/15/2033)	5,000,000	5,202,015
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.65%, 02/15/2032 (Callable 11/15/2031)	10,000,000	8,684,313
Occidental Petroleum Corp.
8.88%, 07/15/2030 (Callable 01/15/2030)	29,260,000	34,514,394
7.50%, 05/01/2031	28,703,000	32,615,305
7.88%, 09/15/2031	6,320,000	7,315,811
5.55%, 10/01/2034 (Callable 07/01/2034)	10,400,000	10,557,922
Ochsner LSU Health System of North Louisiana, 2.51%, 05/15/2031 (Callable 11/15/2030)	26,620,000	20,683,958
OCI NV, 6.70%, 03/16/2033 (Callable 12/16/2032) (a)	10,000,000	10,479,228
ONEOK, Inc.
3.20%, 03/15/2025 (Callable 12/15/2024)	5,000,000	4,953,910
3.95%, 03/01/2050 (Callable 09/01/2049)	5,100,000	3,919,055
Optics Bidco SpA, 7.20%, 07/18/2036 (Callable 04/18/2036) (a)	4,102,000	4,414,441
Oracle Corp.
2.80%, 04/01/2027 (Callable 02/01/2027)	26,225,000	25,391,411
6.25%, 11/09/2032 (Callable 08/09/2032)	18,000,000	19,917,114
3.85%, 07/15/2036 (Callable 01/15/2036)	7,500,000	6,782,631
4.50%, 07/08/2044 (Callable 01/08/2044)	3,000,000	2,706,668
4.00%, 11/15/2047 (Callable 05/15/2047)	10,250,000	8,415,709
3.95%, 03/25/2051 (Callable 09/25/2050)	3,300,000	2,655,850
6.90%, 11/09/2052 (Callable 05/09/2052)	65,175,000	78,560,691
Orange SA, 9.00%, 03/01/2031	29,044,000	35,936,045
PeaceHealth Obligated Group, 3.22%, 11/15/2050 (Callable 05/15/2050)	7,200,000	5,090,066
Penske Truck Leasing Co. Lp / PTL Finance Corp.
4.00%, 07/15/2025 (Callable 06/15/2025) (a)	31,150,000	30,957,377
5.88%, 11/15/2027 (Callable 10/15/2027) (a)	12,000,000	12,498,896
5.55%, 05/01/2028 (Callable 04/01/2028) (a)	24,065,000	24,890,342
6.05%, 08/01/2028 (Callable 07/01/2028) (a)	25,000,000	26,314,201
5.35%, 03/30/2029 (Callable 02/28/2029) (a)	7,500,000	7,745,165
5.25%, 07/01/2029 (Callable 06/01/2029) (a)	20,000,000	20,596,013
3.35%, 11/01/2029 (Callable 08/01/2029) (a)	2,199,000	2,079,889
Perrigo Finance Unlimited Co.
4.38%, 03/15/2026 (Callable 10/02/2024)	4,875,000	4,869,545
4.90%, 06/15/2030 (Callable 03/15/2030)	10,000,000	9,739,339
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053 (Callable 11/19/2052)	18,650,000	19,292,376
Phillips 66
2.15%, 12/15/2030 (Callable 09/15/2030)	12,000,000	10,511,431
5.88%, 05/01/2042	6,000,000	6,378,634
4.88%, 11/15/2044 (Callable 05/15/2044)	26,130,000	24,346,621
Phillips 66 Co.
3.55%, 10/01/2026 (Callable 07/01/2026)	7,000,000	6,909,117
3.15%, 12/15/2029 (Callable 09/15/2029)	12,000,000	11,346,656
Pilgrim's Pride Corp.
6.25%, 07/01/2033 (Callable 04/01/2033)	39,117,000	41,501,611
6.88%, 05/15/2034 (Callable 02/15/2034)	18,000,000	19,976,418
Plains All American Pipeline LP / PAA Finance Corp., 3.55%, 12/15/2029 (Callable 09/15/2029)	10,000,000	9,511,515
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)	33,267,000	31,857,905
Quanta Services, Inc.
2.90%, 10/01/2030 (Callable 07/01/2030)	8,275,000	7,619,192
5.25%, 08/09/2034 (Callable 05/09/2034)	10,000,000	10,222,951
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/2027 (Callable 03/26/2027) (a)	84,730,000	82,220,549
Regal Rexnord Corp.
6.05%, 04/15/2028 (Callable 03/15/2028)	14,830,000	15,419,021
6.30%, 02/15/2030 (Callable 12/15/2029)	5,000,000	5,317,902
6.40%, 04/15/2033 (Callable 01/15/2033)	15,129,000	16,180,669
Reliance Industries Ltd., 2.88%, 01/12/2032 (a)	26,000,000	22,975,194
Reliance, Inc.
2.15%, 08/15/2030 (Callable 05/15/2030)	10,000,000	8,790,620
6.85%, 11/15/2036	6,100,000	6,964,914
Republic Services, Inc., 5.00%, 04/01/2034 (Callable 01/01/2034)	10,000,000	10,296,551
Revvity, Inc.
3.30%, 09/15/2029 (Callable 06/15/2029)	24,200,000	22,850,665
3.63%, 03/15/2051 (Callable 09/15/2050)	12,000,000	8,977,625
Rio Tinto Alcan, Inc., 5.75%, 06/01/2035	446,000	486,337
Roche Holdings, Inc., 2.61%, 12/13/2051 (Callable 06/13/2051) (a)	7,000,000	4,632,936
Rogers Communications, Inc.
3.80%, 03/15/2032 (Callable 12/15/2031)	13,000,000	12,061,716
4.50%, 03/15/2042 (Callable 09/15/2041)	8,750,000	7,861,767
5.45%, 10/01/2043 (Callable 04/01/2043)	16,560,000	16,453,049
RPM International, Inc., 2.95%, 01/15/2032 (Callable 10/15/2031)	7,350,000	6,513,989
RTX Corp.
3.50%, 03/15/2027 (Callable 12/15/2026)	9,578,000	9,438,605
2.25%, 07/01/2030 (Callable 04/01/2030)	24,375,000	21,886,971
4.35%, 04/15/2047 (Callable 10/15/2046)	9,175,000	8,146,191
3.13%, 07/01/2050 (Callable 01/01/2050)	6,000,000	4,298,078
Ryder System, Inc.
5.65%, 03/01/2028 (Callable 02/01/2028)	14,110,000	14,703,849
5.25%, 06/01/2028 (Callable 05/01/2028)	12,000,000	12,384,670
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025 (Callable 12/01/2024)	10,334,000	10,343,504
5.88%, 06/30/2026 (Callable 12/31/2025)	45,000,000	45,735,111
4.50%, 05/15/2030 (Callable 11/15/2029)	43,842,000	43,725,708
5.90%, 09/15/2037 (Callable 03/15/2037)	10,000,000	10,546,690
Samarco Mineracao SA, 9.00% (includes 0.00% PIK), 06/30/2031 (Callable 10/17/2024) (a)	5,055,201	4,736,323
Santos Finance Ltd.
3.65%, 04/29/2031 (Callable 01/29/2031) (a)	9,000,000	8,176,826
6.88%, 09/19/2033 (Callable 06/19/2033) (a)	19,600,000	21,564,920
Shell International Finance BV, 4.13%, 05/11/2035	10,000,000	9,718,409
SK Hynix, Inc., 1.50%, 01/19/2026 (a)	21,852,000	20,990,366
SK Telecom Co. Ltd., 6.63%, 07/20/2027 (a)	1,339,000	1,419,397
Smith & Nephew PLC
2.03%, 10/14/2030 (Callable 07/14/2030)	27,625,000	24,015,522
5.40%, 03/20/2034 (Callable 12/20/2033)	15,000,000	15,599,143
Smithfield Foods, Inc.
3.00%, 10/15/2030 (Callable 07/15/2030) (a)	10,000,000	8,962,909
2.63%, 09/13/2031 (Callable 06/13/2031) (a)	20,000,000	16,947,422
Sodexo, Inc., 1.63%, 04/16/2026 (Callable 03/16/2026) (a)	7,000,000	6,673,794
Solvay Finance America LLC, 5.85%, 06/04/2034 (Callable 03/04/2034) (a)	13,000,000	13,643,082
Solventum Corp.
5.60%, 03/23/2034 (Callable 12/23/2033) (a)	30,000,000	31,067,589
5.90%, 04/30/2054 (Callable 10/30/2053) (a)	35,000,000	36,256,100
Southern Copper Corp., 7.50%, 07/27/2035	5,000,000	5,948,290
Spectra Energy Partners LP, 4.50%, 03/15/2045 (Callable 09/15/2044)	12,000,000	10,458,336
Stanley Black & Decker, Inc., 6.00%, 03/06/2028 (Callable 02/06/2028)	2,852,000	3,008,045
Steel Dynamics, Inc., 3.25%, 01/15/2031 (Callable 10/15/2030)	7,000,000	6,467,849
Stellantis Finance US, Inc., 1.71%, 01/29/2027 (Callable 12/29/2026) (a)	13,750,000	12,899,672
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/2051 (Callable 09/15/2050)	7,500,000	5,754,711
Suntory Global Spirits, Inc., 6.63%, 07/15/2028	11,220,000	12,047,249
Sysco Corp.
3.30%, 07/15/2026 (Callable 04/15/2026)	11,550,000	11,360,678
5.95%, 04/01/2030 (Callable 01/01/2030)	4,000,000	4,294,715
6.60%, 04/01/2050 (Callable 10/01/2049)	12,455,000	14,600,284
Takeda Pharmaceutical Co. Ltd., 3.18%, 07/09/2050 (Callable 01/09/2050)	10,000,000	7,179,332
Targa Resources Corp.
5.20%, 07/01/2027 (Callable 06/01/2027)	15,000,000	15,343,687
6.13%, 03/15/2033 (Callable 12/15/2032)	22,200,000	23,823,734
TC PipeLines LP
4.38%, 03/13/2025 (Callable 12/13/2024)	31,115,000	30,996,388
3.90%, 05/25/2027 (Callable 02/25/2027)	30,327,000	29,864,320
TD SYNNEX Corp., 1.75%, 08/09/2026 (Callable 07/09/2026)	34,843,000	33,096,312
Telecom Italia Capital SA, 7.20%, 07/18/2036	1,373,000	1,432,984
Teledyne FLIR LLC, 2.50%, 08/01/2030 (Callable 05/01/2030)	7,000,000	6,254,867
Telefonica Emisiones SA
4.67%, 03/06/2038	10,760,000	10,086,268
5.21%, 03/08/2047	33,100,000	31,398,586
4.90%, 03/06/2048	29,050,000	26,407,580
5.52%, 03/01/2049 (Callable 09/01/2048)	3,775,000	3,734,644
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	15,000,000	14,418,102
Textron, Inc., 3.00%, 06/01/2030 (Callable 03/01/2030)	19,675,000	18,205,423
Time Warner Cable LLC
6.55%, 05/01/2037	893,000	883,897
6.75%, 06/15/2039	2,767,000	2,771,023
Timken Co.
4.50%, 12/15/2028 (Callable 09/15/2028)	6,550,000	6,549,796
4.13%, 04/01/2032 (Callable 01/01/2032)	9,185,000	8,836,402
T-Mobile USA, Inc.
3.38%, 04/15/2029 (Callable 10/15/2024)	10,350,000	9,933,509
3.88%, 04/15/2030 (Callable 01/15/2030)	119,330,000	116,044,921
2.55%, 02/15/2031 (Callable 11/15/2030)	20,000,000	17,826,094
3.50%, 04/15/2031 (Callable 04/15/2026)	7,000,000	6,586,701
4.38%, 04/15/2040 (Callable 10/15/2039)	24,900,000	22,960,839
5.65%, 01/15/2053 (Callable 07/15/2052)	13,000,000	13,668,736
3.60%, 11/15/2060 (Callable 05/15/2060)	19,500,000	14,175,600
Trane Technologies Financing Ltd., 5.25%, 03/03/2033 (Callable 12/03/2032)	11,625,000	12,214,117
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	8,400,000	9,218,053
7.63%, 01/15/2039	21,077,000	25,971,713
Transcontinental Gas Pipe Line Co. LLC
7.25%, 12/01/2026	3,500,000	3,675,973
4.60%, 03/15/2048 (Callable 09/15/2047)	5,150,000	4,521,660
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026) (a)	20,000,000	19,129,415
Triton Container International Ltd. / TAL International Container Corp., 3.25%, 03/15/2032 (Callable 12/15/2031)	10,000,000	8,644,162
TTX Co.
3.90%, 02/01/2045 (Callable 08/01/2044) (a)	13,250,000	11,244,463
4.60%, 02/01/2049 (Callable 08/01/2048) (a)	8,325,000	7,853,870
Tyson Foods, Inc., 5.10%, 09/28/2048 (Callable 03/28/2048)	10,000,000	9,467,709
United Rentals North America, Inc., 6.00%, 12/15/2029 (Callable 12/15/2025) (a)	15,000,000	15,483,855
Universal Health Services, Inc.
1.65%, 09/01/2026 (Callable 08/01/2026)	24,000,000	22,734,365
2.65%, 10/15/2030 (Callable 07/15/2030)	10,000,000	8,919,002
UPMC, 5.04%, 05/15/2033 (Callable 02/15/2033)	9,275,000	9,469,435
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026 (Callable 03/15/2026)	22,757,000	22,532,125
Vale Overseas Ltd.
3.75%, 07/08/2030 (Callable 04/08/2030)	28,721,000	27,390,037
6.13%, 06/12/2033 (Callable 03/12/2033)	42,450,000	44,955,654
8.25%, 01/17/2034	13,526,000	16,572,109
6.88%, 11/21/2036	45,171,000	50,486,633
6.88%, 11/10/2039	16,643,000	18,558,842
6.40%, 06/28/2054 (Callable 12/28/2053)	14,850,000	15,643,391
Valero Energy Corp.
2.15%, 09/15/2027 (Callable 07/15/2027)	14,150,000	13,346,498
4.00%, 04/01/2029 (Callable 01/01/2029)	15,475,000	15,296,128
6.63%, 06/15/2037	2,100,000	2,354,275
Var Energi ASA
5.00%, 05/18/2027 (Callable 04/18/2027) (a)	23,850,000	23,944,327
7.50%, 01/15/2028 (Callable 12/15/2027) (a)	65,430,000	70,013,699
8.00%, 11/15/2032 (Callable 08/15/2032) (a)	15,000,000	17,393,325
Verizon Communications, Inc.
3.00%, 03/22/2027 (Callable 01/22/2027)	5,000,000	4,875,121
4.33%, 09/21/2028	3,077,000	3,093,684
2.55%, 03/21/2031 (Callable 12/21/2030)	4,430,000	3,955,622
2.36%, 03/15/2032 (Callable 12/15/2031)	5,650,000	4,867,708
4.50%, 08/10/2033	16,325,000	16,131,028
4.27%, 01/15/2036	17,148,000	16,387,668
5.25%, 03/16/2037	28,793,000	29,937,579
4.81%, 03/15/2039	36,839,000	36,270,185
2.65%, 11/20/2040 (Callable 05/20/2040)	10,000,000	7,368,117
3.40%, 03/22/2041 (Callable 09/22/2040)	3,850,000	3,144,247
4.86%, 08/21/2046	2,500,000	2,436,532
3.70%, 03/22/2061 (Callable 09/22/2060)	26,725,000	20,225,524
Viatris, Inc.
3.85%, 06/22/2040 (Callable 12/22/2039)	13,083,000	10,190,136
4.00%, 06/22/2050 (Callable 12/22/2049)	40,600,000	29,114,965
VICI Properties LP, 4.75%, 02/15/2028 (Callable 01/15/2028)	20,000,000	20,077,240
Viterra Finance BV
2.00%, 04/21/2026 (Callable 03/21/2026) (a)	23,641,000	22,695,639
4.90%, 04/21/2027 (Callable 03/21/2027) (a)	45,000,000	45,376,354
3.20%, 04/21/2031 (Callable 01/21/2031) (a)	80,020,000	73,188,297
5.25%, 04/21/2032 (Callable 01/21/2032) (a)	16,631,000	16,859,710
VMware LLC, 1.40%, 08/15/2026 (Callable 07/15/2026)	18,850,000	17,858,186
Vodafone Group PLC
7.88%, 02/15/2030	301,000	352,058
5.00%, 05/30/2038	6,800,000	6,789,559
5.63%, 02/10/2053 (Callable 08/10/2052)	10,000,000	10,178,993
5.75%, 02/10/2063 (Callable 08/10/2062)	5,000,000	5,046,309
Volkswagen Group of America Finance LLC
1.25%, 11/24/2025 (Callable 10/24/2025) (a)	30,000,000	28,881,782
6.20%, 11/16/2028 (Callable 10/16/2028) (a)	30,000,000	31,584,136
Vontier Corp.
2.40%, 04/01/2028 (Callable 02/01/2028)	4,921,000	4,521,926
2.95%, 04/01/2031 (Callable 01/01/2031)	5,275,000	4,589,264
Vulcan Materials Co., 4.70%, 03/01/2048 (Callable 09/01/2047)	3,446,000	3,200,468
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026 (Callable 03/01/2026)	2,080,000	2,000,984
3.20%, 04/15/2030 (Callable 01/15/2030)	13,575,000	11,013,188
Walmart, Inc., 4.50%, 04/15/2053 (Callable 10/15/2052)	13,925,000	13,431,281
Warnermedia Holdings, Inc.
6.41%, 03/15/2026 (Callable 10/15/2024)	7,000,000	7,004,136
4.05%, 03/15/2029 (Callable 01/15/2029)	5,000,000	4,736,676
4.28%, 03/15/2032 (Callable 12/15/2031)	71,072,000	63,135,544
5.05%, 03/15/2042 (Callable 09/15/2041)	9,000,000	7,346,814
5.14%, 03/15/2052 (Callable 09/15/2051)	5,000,000	3,856,373
Weir Group PLC, 2.20%, 05/13/2026 (Callable 04/13/2026) (a)	38,555,000	37,082,880
Western Digital Corp., 4.75%, 02/15/2026 (Callable 11/15/2025)	4,000,000	3,978,398
Western Midstream Operating LP
3.10%, 02/01/2025 (Callable 01/01/2025)	20,000,000	19,832,684
3.95%, 06/01/2025 (Callable 03/01/2025)	8,000,000	7,936,427
4.05%, 02/01/2030 (Callable 11/01/2029)	10,500,000	10,109,544
6.15%, 04/01/2033 (Callable 01/01/2033)	4,550,000	4,809,678
5.45%, 11/15/2034 (Callable 08/15/2034)	20,000,000	20,042,280
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/2025 (Callable 05/15/2025)	10,295,000	10,163,469
3.45%, 11/15/2026 (Callable 08/15/2026)	28,315,000	27,817,317
4.70%, 09/15/2028 (Callable 06/15/2028)	4,739,000	4,799,103
WestRock MWV LLC, 8.20%, 01/15/2030	7,963,000	9,294,620
Whistler Pipeline LLC
5.70%, 09/30/2031 (Callable 07/30/2031) (a)	13,775,000	14,260,932
5.95%, 09/30/2034 (Callable 06/30/2034) (a)	7,395,000	7,657,551
Williams Cos., Inc.
7.75%, 06/15/2031	3,400,000	3,878,249
8.75%, 03/15/2032	5,750,000	7,036,311
6.30%, 04/15/2040	8,142,000	8,877,351
4.85%, 03/01/2048 (Callable 09/01/2047)	7,000,000	6,384,213
Woodside Finance Ltd.
4.50%, 03/04/2029 (Callable 12/04/2028) (a)	42,480,000	42,132,709
5.10%, 09/12/2034 (Callable 06/12/2034)	26,000,000	25,826,461
Yara International ASA, 3.80%, 06/06/2026 (Callable 03/06/2026) (a)	23,500,000	23,177,881
Zimmer Biomet Holdings, Inc.
5.20%, 09/15/2034 (Callable 06/15/2034)	30,000,000	30,548,789
5.75%, 11/30/2039	11,967,000	12,684,490
		9,391,849,306

Utilities - 1.5%
Ameren Corp., 3.50%, 01/15/2031 (Callable 10/15/2030)	20,000,000	18,922,665
American Electric Power Co., Inc., 3.25%, 03/01/2050 (Callable 09/01/2049)	10,175,000	7,199,261
Avangrid, Inc., 3.20%, 04/15/2025 (Callable 03/15/2025)	10,500,000	10,392,850
Berkshire Hathaway Energy Co.
3.70%, 07/15/2030 (Callable 04/15/2030)	18,425,000	18,021,823
2.85%, 05/15/2051 (Callable 11/15/2050)	13,675,000	9,253,412
4.60%, 05/01/2053 (Callable 11/01/2052)	21,825,000	19,669,682
Commonwealth Edison Co., 3.85%, 03/15/2052 (Callable 09/15/2051)	6,050,000	4,920,078
Constellation Energy Generation LLC
5.60%, 03/01/2028 (Callable 02/01/2028)	12,600,000	13,150,549
5.80%, 03/01/2033 (Callable 12/01/2032)	5,000,000	5,363,316
Consumers Energy Co., 3.50%, 08/01/2051 (Callable 02/01/2051)	9,400,000	7,576,660
Dominion Energy, Inc., 3.38%, 04/01/2030 (Callable 01/01/2030)	10,000,000	9,477,744
DTE Electric Co., 5.40%, 04/01/2053 (Callable 10/01/2052)	9,375,000	9,843,758
DTE Energy Co.
4.88%, 06/01/2028 (Callable 05/01/2028)	19,000,000	19,398,727
5.10%, 03/01/2029 (Callable 02/01/2029)	12,500,000	12,872,003
Duke Energy Corp.
2.65%, 09/01/2026 (Callable 06/01/2026)	10,000,000	9,723,772
6.10%, 09/15/2053 (Callable 03/15/2053)	13,600,000	14,890,921
Duke Energy Indiana LLC, 5.40%, 04/01/2053 (Callable 10/01/2052)	7,000,000	7,203,640
Duke Energy Ohio, Inc., 5.25%, 04/01/2033 (Callable 01/01/2033)	5,000,000	5,219,540
Duke Energy Progress LLC, 4.00%, 04/01/2052 (Callable 10/01/2051)	9,600,000	8,018,776
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (Callable 05/01/2027) (a)	5,000,000	4,884,885
2.53%, 10/01/2030 (Callable 07/01/2030) (a)	2,550,000	2,246,487
2.78%, 01/07/2032 (Callable 10/07/2031) (a)	2,810,000	2,427,349
Enel Finance International NV
3.50%, 04/06/2028 (a)	8,000,000	7,760,936
6.80%, 09/15/2037 (a)	8,440,000	9,572,870
4.75%, 05/25/2047 (a)	66,700,000	61,754,326
7.75%, 10/14/2052 (Callable 04/14/2052) (a)	10,000,000	12,774,300
Engie SA, 5.88%, 04/10/2054 (Callable 10/10/2053) (a)	6,300,000	6,577,803
Entergy Corp., 2.95%, 09/01/2026 (Callable 06/01/2026)	13,075,000	12,760,154
Essential Utilities, Inc., 2.70%, 04/15/2030 (Callable 01/15/2030)	14,100,000	12,919,428
Evergy Missouri West, Inc., 5.65%, 06/01/2034 (Callable 03/01/2034) (a)	13,700,000	14,501,419
Eversource Energy, 1.65%, 08/15/2030 (Callable 05/15/2030)	9,925,000	8,482,992
Exelon Corp.
4.05%, 04/15/2030 (Callable 01/15/2030)	8,900,000	8,764,012
4.95%, 06/15/2035 (Callable 12/15/2034)	3,500,000	3,502,374
4.10%, 03/15/2052 (Callable 09/15/2051)	5,000,000	4,128,822
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026) (a)	28,100,000	27,219,248
FirstEnergy Corp.
2.25%, 09/01/2030 (Callable 06/01/2030)	4,300,000	3,805,787
3.40%, 03/01/2050 (Callable 09/01/2049)	15,000,000	10,992,293
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028 (Callable 03/01/2028) (a)	8,125,000	8,323,821
FirstEnergy Transmission LLC, 2.87%, 09/15/2028 (Callable 07/15/2028) (a)	10,000,000	9,458,602
Interstate Power and Light Co., 2.30%, 06/01/2030 (Callable 03/01/2030)	9,350,000	8,368,110
ITC Holdings Corp.
3.35%, 11/15/2027 (Callable 08/15/2027)	25,581,000	24,927,334
2.95%, 05/14/2030 (Callable 02/14/2030) (a)	10,000,000	9,226,882
5.65%, 05/09/2034 (Callable 02/09/2034) (a)	7,000,000	7,382,916
KeySpan Corp., 8.00%, 11/15/2030	6,500,000	7,532,727
Liberty Utilities Co., 5.58%, 01/31/2029 (Callable 12/31/2028) (a)	11,350,000	11,733,336
Liberty Utilities Finance GP 1, 2.05%, 09/15/2030 (Callable 06/15/2030) (a)	10,000,000	8,609,682
Massachusetts Electric Co., 5.87%, 02/26/2054 (Callable 08/26/2053) (a)	10,000,000	10,768,931
MidAmerican Energy Co., 5.85%, 09/15/2054 (Callable 03/15/2054)	9,850,000	10,970,034
National Grid PLC
5.60%, 06/12/2028 (Callable 05/12/2028)	10,000,000	10,441,708
5.42%, 01/11/2034 (Callable 10/11/2033)	12,410,000	12,915,891
National Rural Utilities Cooperative Finance Corp., 8.00%, 03/01/2032	4,659,000	5,662,858
Niagara Mohawk Power Corp., 5.66%, 01/17/2054 (Callable 07/17/2053) (a)	7,000,000	7,258,681
NiSource, Inc.
5.20%, 07/01/2029 (Callable 06/01/2029)	15,000,000	15,531,766
3.60%, 05/01/2030 (Callable 02/01/2030)	6,835,000	6,563,043
5.35%, 04/01/2034 (Callable 01/01/2034)	13,475,000	13,989,856
5.25%, 02/15/2043 (Callable 08/15/2042)	5,779,000	5,746,188
3.95%, 03/30/2048 (Callable 09/30/2047)	11,750,000	9,633,494
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053 (Callable 10/01/2052)	5,550,000	5,848,590
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/2030 (Callable 02/15/2030)	9,500,000	8,751,344
RWE Finance US LLC, 6.25%, 04/16/2054 (Callable 10/16/2053) (a)	20,000,000	20,976,256
Southern Co.
5.70%, 10/15/2032 (Callable 04/15/2032)	7,000,000	7,501,502
4.25%, 07/01/2036 (Callable 01/01/2036)	5,525,000	5,241,450
Southern Co. Gas Capital Corp.
5.15%, 09/15/2032 (Callable 03/15/2032)	16,425,000	16,999,380
3.15%, 09/30/2051 (Callable 03/30/2051)	7,850,000	5,424,416
Tucson Electric Power Co., 5.50%, 04/15/2053 (Callable 10/15/2052)	5,400,000	5,529,312
Xcel Energy, Inc., 3.40%, 06/01/2030 (Callable 12/01/2029)	15,000,000	14,233,279
		721,746,051
TOTAL CORPORATE BONDS (Cost $18,375,901,448)		17,886,834,809

U.S. TREASURY SECURITIES - 28.1%	Par	Value
United States Treasury Note/Bond
1.13%, 10/31/2026	1,717,575,000	1,631,360,790
4.63%, 11/15/2026	78,300,000	79,862,942
4.13%, 02/15/2027	540,150,000	546,395,484
4.63%, 06/15/2027	225,000,000	231,073,243
3.13%, 08/31/2027	797,225,000	787,353,114
3.88%, 11/30/2027	300,000,000	302,572,266
1.13%, 08/31/2028	119,300,000	108,679,504
2.38%, 03/31/2029	788,750,000	749,404,934
2.75%, 05/31/2029	492,850,000	475,272,968
3.88%, 12/31/2029	287,625,000	291,377,609
4.13%, 08/31/2030	590,450,000	605,903,187
4.00%, 01/31/2031	599,875,000	611,708,470
1.38%, 11/15/2031	693,875,000	594,211,784
1.88%, 02/15/2032	150,000,000	132,377,930
3.50%, 02/15/2033	245,775,000	241,493,137
4.38%, 05/15/2034	291,650,000	305,457,805
1.38%, 11/15/2040	91,125,000	61,836,855
2.25%, 05/15/2041	396,825,000	307,554,875
2.38%, 02/15/2042	986,925,000	768,644,942
3.38%, 08/15/2042	806,775,000	728,082,925
3.88%, 02/15/2043	206,150,000	198,870,328
2.88%, 05/15/2043	1,045,495,000	868,005,893
3.88%, 05/15/2043	962,050,000	926,273,766
2.50%, 02/15/2045	1,108,975,000	847,586,132
2.88%, 05/15/2049	330,000,000	260,506,640
2.25%, 08/15/2049	71,750,000	49,706,494
1.38%, 08/15/2050	186,975,000	102,989,627
2.38%, 05/15/2051	514,200,000	362,772,116
2.88%, 05/15/2052	968,450,000	758,455,234
TOTAL U.S. TREASURY SECURITIES (Cost $14,261,995,754)		13,935,790,994

AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 20.9%	Par	Value
Federal Home Loan Mortgage Corp.
Pool A89870, 4.50%, 11/01/2039	1,240,548	1,256,104
Pool A90316, 4.50%, 12/01/2039	5,956,931	6,031,638
Pool A91387, 5.00%, 03/01/2040	267,037	275,405
Pool A93996, 4.50%, 09/01/2040	858,344	869,113
Pool A96413, 4.00%, 01/01/2041	8,037,451	7,955,874
Pool A97620, 4.50%, 03/01/2041	610,553	618,214
Pool C00785, 6.50%, 06/01/2029	25,963	26,787
Pool C03490, 4.50%, 08/01/2040	206,405	208,995
Pool C03829, 4.00%, 03/01/2042	2,582,142	2,555,948
Pool C09004, 3.50%, 07/01/2042	3,369,478	3,222,901
Pool C09013, 3.00%, 09/01/2042	7,452,099	6,920,173
Pool C09015, 3.00%, 10/01/2042	2,042,104	1,895,912
Pool C09028, 3.50%, 01/01/2043	6,971,168	6,663,410
Pool C91430, 3.00%, 03/01/2032	785,899	761,945
Pool C91484, 3.00%, 08/01/2032	5,200,772	5,035,670
Pool C91557, 3.00%, 09/01/2032	34,991,501	33,842,894
Pool C91619, 3.00%, 04/01/2033	714,374	685,818
Pool C91922, 3.50%, 03/01/2037	2,394,313	2,336,517
Pool C91923, 4.00%, 03/01/2037	1,346,637	1,341,174
Pool G01916, 5.00%, 09/01/2035	3,436,361	3,528,885
Pool G04834, 5.00%, 03/01/2036	1,395,103	1,432,665
Pool G05364, 5.00%, 08/01/2033	1,595,096	1,621,069
Pool G06959, 3.50%, 10/01/2041	2,603,978	2,495,594
Pool G07304, 3.50%, 12/01/2042	3,888,031	3,720,440
Pool G07477, 4.00%, 01/01/2041	4,104,405	4,062,767
Pool G07530, 3.50%, 05/01/2043	4,785,859	4,586,520
Pool G07801, 4.00%, 10/01/2044	3,326,673	3,261,644
Pool G07849, 3.50%, 05/01/2044	16,573,510	15,842,179
Pool G07995, 5.50%, 01/01/2039	3,465,994	3,577,913
Pool G08105, 5.50%, 01/01/2036	57,450	59,592
Pool G08168, 6.00%, 12/01/2036	50,796	53,597
Pool G08269, 5.50%, 05/01/2038	166,280	171,285
Pool G08372, 4.50%, 11/01/2039	1,025,362	1,038,221
Pool G08518, 3.00%, 02/01/2043	1,156,926	1,074,096
Pool G08528, 3.00%, 04/01/2043	2,964,842	2,752,565
Pool G08534, 3.00%, 06/01/2043	25,163,781	23,362,022
Pool G08540, 3.00%, 08/01/2043	1,976,937	1,835,381
Pool G08595, 4.00%, 07/01/2044	1,130,138	1,106,090
Pool G08609, 3.50%, 10/01/2044	19,027,658	18,079,783
Pool G08622, 3.00%, 01/01/2045	6,879,539	6,340,139
Pool G08672, 4.00%, 10/01/2045	1,683,466	1,645,559
Pool G08677, 4.00%, 11/01/2045	3,788,400	3,703,095
Pool G08681, 3.50%, 12/01/2045	2,811,318	2,655,850
Pool G08694, 4.00%, 02/01/2046	4,934,745	4,771,829
Pool G08706, 3.50%, 05/01/2046	2,115,093	1,998,149
Pool G08721, 3.00%, 09/01/2046	42,723,572	39,242,413
Pool G08759, 4.50%, 04/01/2047	10,110,950	10,129,631
Pool G08780, 4.00%, 09/01/2047	5,685,320	5,536,118
Pool G30974, 3.50%, 01/01/2034	4,933,368	4,850,987
Pool G60038, 3.50%, 01/01/2044	3,742,578	3,577,417
Pool G60039, 3.00%, 04/01/2043	6,850,475	6,359,967
Pool G60181, 4.50%, 01/01/2045	10,511,940	10,579,542
Pool G60365, 5.00%, 02/01/2038	778,197	798,857
Pool G60393, 3.50%, 01/01/2046	11,502,300	10,958,938
Pool G60551, 4.00%, 04/01/2046	3,475,106	3,407,186
Pool G60602, 3.50%, 11/01/2043	2,522,021	2,413,372
Pool G60722, 3.00%, 10/01/2046	27,079,394	24,913,639
Pool G60774, 3.00%, 10/01/2045	13,552,407	12,583,068
Pool G60932, 3.50%, 02/01/2044	11,784,115	11,264,483
Pool G60988, 3.00%, 05/01/2047	25,047,358	23,041,546
Pool G60994, 3.50%, 01/01/2045	11,034,414	10,547,847
Pool G61581, 4.00%, 08/01/2048	9,355,454	9,109,946
Pool G67700, 3.50%, 08/01/2046	12,338,827	11,737,218
Pool G67701, 3.00%, 10/01/2046	44,602,917	41,097,893
Pool G67702, 4.00%, 01/01/2047	20,933,684	20,580,385
Pool G67708, 3.50%, 03/01/2048	56,109,509	53,291,360
Pool Q08998, 3.50%, 06/01/2042	1,341,293	1,284,056
Pool Q10378, 3.00%, 08/01/2042	5,055,697	4,700,074
Pool Q13205, 3.00%, 11/01/2042	18,059,735	16,785,648
Pool Q14875, 3.00%, 01/01/2043	8,741,102	8,118,945
Pool Q16902, 4.00%, 04/01/2043	8,970,650	8,898,985
Pool Q17640, 3.00%, 04/01/2043	2,469,660	2,292,847
Pool Q28765, 4.00%, 05/01/2044	6,702,994	6,634,972
Pool Q45864, 3.00%, 02/01/2047	15,913,862	14,586,634
Pool QB5689, 2.50%, 11/01/2050	20,281,002	17,792,758
Pool QC3874, 2.50%, 07/01/2051	30,335,862	26,549,402
Pool QC6017, 2.50%, 08/01/2051	16,132,579	14,199,992
Pool QC7500, 3.00%, 09/01/2051	14,853,278	13,585,527
Pool QC9160, 3.00%, 10/01/2051	10,290,058	9,322,486
Pool QD0744, 2.50%, 11/01/2051	8,656,535	7,575,477
Pool QE5105, 4.50%, 07/01/2052	32,396,985	32,172,899
Pool QK0430, 2.00%, 09/01/2040	22,164,663	19,405,592
Pool QN6719, 1.50%, 06/01/2036	33,698,934	30,235,868
Pool RA4375, 2.50%, 02/01/2051	37,520,840	32,979,159
Pool RA4562, 2.50%, 02/01/2051	18,959,091	16,642,114
Pool RA4637, 2.50%, 02/01/2051	53,305,151	46,748,137
Pool RA7679, 5.00%, 07/01/2052	93,136,837	93,329,338
Pool RB5086, 2.50%, 11/01/2040	54,178,793	49,156,655
Pool RB5089, 1.50%, 12/01/2040	41,077,846	34,649,503
Pool RB5090, 2.00%, 12/01/2040	75,877,563	66,337,525
Pool RB5105, 2.00%, 03/01/2041	48,591,716	42,436,082
Pool RB5145, 2.00%, 02/01/2042	42,920,910	37,118,765
Pool RC1535, 2.00%, 08/01/2035	38,441,356	35,421,123
Pool SB0743, 3.00%, 01/01/2034	31,840,994	30,941,838
Pool SB0794, 1.50%, 06/01/2036	18,094,834	16,235,262
Pool SB0967, 2.00%, 01/01/2037	29,317,683	27,122,350
Pool SB1138, 1.50%, 06/01/2036	23,467,171	21,092,051
Pool SB8088, 1.50%, 02/01/2036	24,442,886	21,931,844
Pool SB8500, 2.50%, 07/01/2035	4,530,748	4,269,455
Pool SC0052, 3.00%, 02/01/2040	8,500,098	7,974,749
Pool SC0208, 2.00%, 11/01/2041	68,318,999	59,546,675
Pool SC0242, 2.50%, 02/01/2042	9,952,263	8,957,270
Pool SC0392, 4.00%, 06/01/2038	49,716,437	49,339,042
Pool SD0039, 4.00%, 02/01/2046	23,547,142	23,282,855
Pool SD0295, 3.00%, 02/01/2049	35,642,288	32,907,988
Pool SD0580, 3.00%, 04/01/2051	30,084,088	27,376,466
Pool SD0614, 2.50%, 05/01/2051	36,613,763	31,929,348
Pool SD0649, 2.50%, 06/01/2051	15,183,205	13,240,557
Pool SD2164, 5.50%, 01/01/2053	99,078,666	101,117,287
Pool SD2176, 6.00%, 01/01/2053	34,312,671	35,567,398
Pool SD2230, 2.00%, 08/01/2051	46,319,022	38,599,347
Pool SD2903, 2.00%, 03/01/2051	187,823,185	156,578,505
Pool SD3431, 5.50%, 06/01/2053	48,050,447	48,643,158
Pool SD3595, 6.00%, 08/01/2053	24,563,305	25,769,958
Pool SD3860, 6.50%, 09/01/2053	45,984,377	47,981,539
Pool SD3906, 6.00%, 10/01/2053	72,621,695	75,026,689
Pool SD4957, 2.00%, 03/01/2051	39,352,752	32,633,745
Pool SD7507, 3.00%, 11/01/2049	40,404,997	37,068,609
Pool SD7516, 4.00%, 05/01/2050	67,296,231	65,560,608
Pool SD7525, 2.50%, 10/01/2050	7,783,602	6,861,816
Pool SD7526, 2.50%, 10/01/2050	8,073,801	7,090,973
Pool SD7538, 2.00%, 04/01/2051	68,217,250	57,891,444
Pool SD7541, 2.00%, 05/01/2051	28,651,971	24,109,014
Pool SD7548, 2.50%, 11/01/2051	120,795,354	105,865,487
Pool SD7553, 3.00%, 03/01/2052	111,504,401	101,514,739
Pool SD7555, 3.00%, 08/01/2052	84,292,279	76,926,515
Pool SF5020, 3.50%, 01/01/2047	23,152,226	22,047,837
Pool SI2074, 2.00%, 09/01/2050	48,046,853	40,102,069
Pool SI2076, 2.00%, 09/01/2050	32,300,156	26,958,998
Pool SI2077, 2.00%, 09/01/2050	16,017,513	13,368,966
Pool Z40130, 3.00%, 01/01/2046	38,004,042	35,285,358
Pool ZA2494, 3.50%, 02/01/2038	26,516,510	25,649,217
Pool ZL3549, 3.50%, 08/01/2042	22,303,630	21,300,466
Pool ZL3711, 3.50%, 09/01/2042	34,327,350	32,790,505
Pool ZL4646, 3.00%, 01/01/2043	11,877,791	11,014,926
Pool ZM8767, 4.50%, 10/01/2048	7,260,769	7,223,855
Pool ZS4693, 3.00%, 12/01/2046	24,586,444	22,511,109
Pool ZS4724, 4.50%, 06/01/2047	63,870,642	63,848,980
Pool ZS4732, 4.50%, 08/01/2047	16,749,590	16,750,012
Pool ZS7942, 3.00%, 02/01/2033	20,275,439	19,698,047
Pool ZS8577, 2.50%, 08/01/2030	64,076,321	61,728,822
Pool ZT0531, 3.50%, 04/01/2047	41,624,576	39,506,946
Pool ZT1257, 3.00%, 01/01/2046	48,453,383	44,936,482
Pool ZT2262, 3.00%, 06/01/2048	34,473,475	31,069,579
Pool ZT2407, 3.50%, 03/01/2043	32,951,820	31,339,361
Federal National Mortgage Association
Pool 254903, 5.00%, 10/01/2033	5,485,926	5,625,552
Pool 254949, 5.00%, 11/01/2033	14,719	15,093
Pool 257203, 5.00%, 05/01/2028	32,736	32,963
Pool 555285, 6.00%, 03/01/2033	12,992	13,621
Pool 725025, 4.50%, 10/01/2033	4,549,268	4,530,518
Pool 725425, 5.50%, 04/01/2034	1,920,596	1,980,505
Pool 725773, 5.50%, 09/01/2034	51,911	53,531
Pool 735060, 6.00%, 11/01/2034	14,545	15,204
Pool 735228, 5.50%, 02/01/2035	174,589	180,463
Pool 735676, 5.00%, 07/01/2035	1,465,921	1,503,162
Pool 735925, 5.00%, 10/01/2035	706,802	725,031
Pool 745275, 5.00%, 02/01/2036	1,018,697	1,045,392
Pool 745946, 5.50%, 11/01/2036	68,667	71,149
Pool 890355, 3.50%, 09/01/2041	6,022,450	5,765,484
Pool AB0524, 4.00%, 04/01/2039	3,702,222	3,674,392
Pool AB1614, 4.00%, 10/01/2040	10,964,790	10,841,646
Pool AB3745, 4.00%, 10/01/2041	2,078,420	2,055,074
Pool AB6496, 3.00%, 10/01/2042	9,165,305	8,505,330
Pool AB8612, 3.00%, 03/01/2043	13,677,078	12,683,627
Pool AC5442, 4.50%, 11/01/2039	58,291	58,958
Pool AD0249, 5.50%, 04/01/2037	423,817	435,825
Pool AD8522, 4.00%, 08/01/2040	420,780	416,056
Pool AE0828, 3.50%, 02/01/2041	4,145,595	3,968,722
Pool AH0936, 3.50%, 12/01/2040	2,502,968	2,396,159
Pool AI7784, 4.50%, 07/01/2041	2,532,488	2,561,472
Pool AJ1407, 4.00%, 09/01/2041	566,278	559,919
Pool AJ7689, 4.00%, 12/01/2041	2,520,534	2,492,221
Pool AK2400, 4.00%, 02/01/2042	14,452,900	14,266,820
Pool AL0160, 4.50%, 05/01/2041	2,338,577	2,360,908
Pool AL5097, 4.50%, 09/01/2043	3,698,838	3,722,862
Pool AL6340, 5.00%, 06/01/2039	3,555,650	3,645,439
Pool AL7521, 5.00%, 06/01/2039	4,888,648	5,012,923
Pool AL7822, 4.00%, 07/01/2043	9,894,258	9,758,719
Pool AL7954, 5.00%, 07/01/2041	3,944,847	4,044,737
Pool AL8819, 3.50%, 10/01/2043	19,074,436	18,212,811
Pool AL9043, 3.50%, 09/01/2046	3,956,061	3,757,371
Pool AL9555, 4.00%, 02/01/2045	5,932,061	5,865,475
Pool AL9633, 3.00%, 11/01/2043	9,801,669	9,092,694
Pool AL9764, 4.50%, 02/01/2046	10,057,273	10,172,266
Pool AO2970, 3.00%, 05/01/2042	2,495,707	2,318,723
Pool AO8044, 3.50%, 07/01/2042	36,998,193	35,403,029
Pool AP0489, 3.50%, 08/01/2042	2,747,247	2,625,951
Pool AR9195, 3.00%, 03/01/2043	2,660,751	2,467,475
Pool AS0303, 3.00%, 08/01/2043	1,925,072	1,785,332
Pool AS4257, 4.00%, 01/01/2045	2,260,838	2,207,482
Pool AS5831, 4.00%, 09/01/2045	1,680,415	1,640,762
Pool AS6013, 4.00%, 10/01/2045	2,201,249	2,149,304
Pool AS6227, 4.00%, 11/01/2045	8,541,097	8,297,294
Pool AS7150, 3.00%, 05/01/2046	5,894,674	5,430,171
Pool AS7244, 3.50%, 05/01/2046	10,416,479	9,829,710
Pool AS8073, 2.50%, 10/01/2046	11,470,702	10,147,042
Pool AS8470, 3.00%, 12/01/2046	12,321,283	11,337,555
Pool AS9917, 4.00%, 07/01/2047	32,822,545	32,204,424
Pool AT2721, 3.00%, 05/01/2043	13,934,608	12,922,370
Pool AT2725, 3.00%, 05/01/2043	6,553,596	6,077,792
Pool AT5900, 3.00%, 06/01/2043	2,833,530	2,627,819
Pool AU1628, 3.00%, 07/01/2043	1,186,480	1,100,334
Pool AU8844, 4.00%, 11/01/2043	3,535,072	3,477,881
Pool AW8165, 4.00%, 01/01/2042	3,288,247	3,251,326
Pool AX5316, 4.50%, 01/01/2042	3,890,542	3,935,024
Pool AY3374, 3.50%, 04/01/2045	9,636,173	9,170,669
Pool AZ7903, 4.00%, 06/01/2041	4,352,563	4,303,702
Pool AZ9565, 3.50%, 12/01/2045	10,728,315	10,124,050
Pool BC1445, 3.00%, 07/01/2046	4,134,887	3,804,785
Pool BE5069, 3.00%, 11/01/2046	8,659,222	7,989,572
Pool BF0212, 4.50%, 02/01/2041	19,288,374	19,535,677
Pool BF0231, 3.00%, 04/01/2042	21,293,784	20,093,094
Pool BF0241, 3.50%, 05/01/2052	40,196,549	38,031,026
Pool BF0345, 3.00%, 10/01/2043	40,850,628	38,191,465
Pool BF0386, 3.00%, 02/01/2049	10,606,762	9,731,213
Pool BF0414, 3.00%, 11/01/2059	42,718,185	37,918,691
Pool BF0500, 3.00%, 12/01/2054	84,064,507	74,834,276
Pool BF0546, 2.50%, 07/01/2061	8,738,416	7,278,109
Pool BF0617, 2.50%, 03/01/2062	42,414,646	35,339,424
Pool BF0656, 4.00%, 06/01/2062	124,682,422	119,148,580
Pool BH2594, 3.50%, 08/01/2047	4,473,167	4,221,173
Pool BH4101, 3.50%, 10/01/2047	4,259,890	4,019,907
Pool BH7071, 4.50%, 12/01/2047	2,101,825	2,084,365
Pool BH9277, 3.50%, 02/01/2048	21,136,966	19,946,025
Pool BM1031, 3.00%, 09/01/2043	35,293,112	32,730,424
Pool BM1066, 4.00%, 02/01/2047	2,106,382	2,056,659
Pool BM1428, 3.50%, 09/01/2043	16,402,019	15,661,212
Pool BM1753, 4.00%, 05/01/2037	12,163,662	12,078,192
Pool BM2003, 4.00%, 10/01/2047	10,845,493	10,555,896
Pool BM2005, 4.00%, 12/01/2047	13,258,712	12,896,484
Pool BM2007, 4.00%, 09/01/2048	2,888,944	2,810,006
Pool BM3108, 4.50%, 08/01/2046	7,476,895	7,497,842
Pool BM3286, 4.50%, 11/01/2047	3,650,882	3,665,638
Pool BM3972, 2.50%, 04/01/2038	19,522,891	18,166,848
Pool BM3974, 4.00%, 05/01/2038	7,617,673	7,571,672
Pool BM4148, 4.00%, 07/01/2048	11,158,739	10,974,009
Pool BM4746, 3.50%, 02/01/2044	33,277,001	31,780,685
Pool BM4973, 3.50%, 05/01/2043	13,768,465	13,157,916
Pool BM5460, 3.50%, 01/01/2035	17,395,696	17,092,367
Pool BM5478, 4.50%, 01/01/2049	7,549,432	7,551,323
Pool BM5538, 5.00%, 11/01/2048	13,897,141	14,251,751
Pool BM5628, 4.50%, 11/01/2048	10,760,801	10,731,150
Pool BM5784, 3.50%, 05/01/2047	856,203	807,967
Pool BM5787, 4.00%, 08/01/2047	16,304,182	15,934,446
Pool BM5803, 4.50%, 04/01/2039	9,367,737	9,482,214
Pool BM5900, 3.00%, 11/01/2046	18,300,304	16,972,676
Pool BM6825, 3.50%, 06/01/2045	9,731,140	9,268,056
Pool BM7089, 3.00%, 02/01/2052	75,547,548	67,911,962
Pool BQ1226, 2.00%, 09/01/2050	40,227,604	33,474,802
Pool BQ3361, 2.00%, 09/01/2050	39,531,397	32,938,265
Pool BQ9497, 3.00%, 11/01/2050	5,493,191	5,032,010
Pool BT6883, 2.00%, 09/01/2051	11,206,373	9,447,789
Pool BU7102, 2.50%, 12/01/2051	42,871,656	37,297,319
Pool CA4447, 2.50%, 11/01/2034	12,261,493	11,610,564
Pool CA4509, 2.50%, 11/01/2034	9,825,682	9,304,031
Pool CA5146, 3.00%, 02/01/2050	64,353,506	58,972,072
Pool CA5964, 2.00%, 06/01/2040	35,851,239	31,558,564
Pool CA6256, 2.50%, 07/01/2050	90,935,865	79,921,754
Pool CA6307, 2.50%, 07/01/2050	31,452,457	27,428,629
Pool CA6308, 3.00%, 07/01/2050	46,747,019	42,992,257
Pool CA7604, 3.00%, 11/01/2050	60,004,153	55,169,477
Pool CA8230, 2.50%, 12/01/2050	71,111,641	62,387,829
Pool CB0290, 2.00%, 04/01/2051	113,717,722	94,574,519
Pool CB1806, 2.50%, 10/01/2051	35,005,829	30,586,778
Pool CB2162, 3.00%, 11/01/2051	98,150,609	89,444,653
Pool CB2345, 2.00%, 12/01/2051	23,435,536	19,775,956
Pool CB4135, 5.00%, 07/01/2052	103,848,758	103,966,997
Pool CB4140, 5.00%, 07/01/2052	63,339,353	63,444,712
Pool CB5025, 5.50%, 11/01/2052	45,596,991	46,668,510
Pool FM2568, 3.00%, 05/01/2038	10,793,562	10,320,072
Pool FM2743, 3.00%, 02/01/2034	19,404,447	18,843,230
Pool FM2972, 4.00%, 12/01/2044	90,947,960	89,477,793
Pool FM3117, 3.00%, 05/01/2050	34,277,480	31,444,236
Pool FM3160, 4.50%, 02/01/2049	7,796,739	7,729,626
Pool FM3946, 4.00%, 01/01/2049	2,741,061	2,673,463
Pool FM4481, 1.50%, 10/01/2035	26,861,096	24,136,600
Pool FM4561, 2.50%, 10/01/2050	36,961,789	32,427,579
Pool FM4875, 2.50%, 11/01/2050	5,963,641	5,266,701
Pool FM4908, 2.50%, 11/01/2050	50,288,281	43,963,445
Pool FM5024, 2.50%, 12/01/2050	49,331,682	43,020,206
Pool FM5262, 3.50%, 10/01/2040	8,727,436	8,495,163
Pool FM5368, 1.50%, 12/01/2035	50,694,004	45,551,983
Pool FM5535, 2.50%, 01/01/2041	22,727,134	20,611,213
Pool FM6058, 3.50%, 02/01/2037	4,602,029	4,515,583
Pool FM6422, 1.50%, 03/01/2036	2,469,873	2,219,242
Pool FM6990, 3.00%, 08/01/2040	24,649,704	23,140,832
Pool FM7064, 2.50%, 01/01/2051	30,412,417	26,728,878
Pool FM7381, 2.50%, 05/01/2051	32,841,213	28,803,920
Pool FM7466, 2.50%, 05/01/2051	69,767,601	61,614,274
Pool FM7830, 2.50%, 04/01/2051	17,222,491	15,109,741
Pool FM7911, 2.50%, 06/01/2051	23,745,705	20,915,669
Pool FM7962, 2.50%, 07/01/2051	61,640,355	54,322,662
Pool FM8150, 2.00%, 07/01/2051	40,440,317	34,096,296
Pool FM8215, 2.50%, 03/01/2051	18,186,676	15,983,899
Pool FM8318, 2.50%, 07/01/2051	21,201,294	18,540,072
Pool FM8322, 2.00%, 08/01/2051	14,271,902	12,032,761
Pool FM8644, 4.00%, 06/01/2039	7,094,971	7,069,137
Pool FM8804, 2.50%, 09/01/2051	114,458,657	99,869,372
Pool FM9243, 3.00%, 10/01/2051	56,856,500	51,499,890
Pool FM9284, 2.50%, 11/01/2051	26,351,761	23,061,084
Pool FM9479, 2.50%, 11/01/2051	90,892,671	79,302,345
Pool FM9495, 2.00%, 11/01/2051	53,573,440	45,063,924
Pool FM9599, 2.50%, 11/01/2051	30,267,141	26,773,263
Pool FM9671, 2.00%, 12/01/2051	95,708,625	80,537,558
Pool FM9700, 2.00%, 12/01/2051	32,960,339	27,788,086
Pool FM9732, 2.50%, 12/01/2051	71,618,777	62,486,039
Pool FM9781, 2.50%, 12/01/2051	16,020,993	14,019,721
Pool FM9807, 2.00%, 12/01/2051	30,210,953	25,412,084
Pool FM9877, 2.50%, 12/01/2051	118,674,628	104,273,829
Pool FP0057, 4.00%, 08/01/2050	24,251,094	24,031,053
Pool FS0192, 2.50%, 01/01/2052	40,303,377	35,209,068
Pool FS0216, 2.00%, 01/01/2037	26,568,497	24,539,160
Pool FS0493, 3.00%, 02/01/2052	22,107,327	20,139,347
Pool FS0585, 3.00%, 02/01/2052	27,248,841	24,825,633
Pool FS0739, 3.50%, 02/01/2052	27,444,008	25,717,559
Pool FS1005, 2.00%, 02/01/2042	35,285,488	30,702,125
Pool FS1009, 2.00%, 02/01/2042	36,576,047	31,859,228
Pool FS1093, 3.50%, 04/01/2052	77,701,515	72,719,438
Pool FS1115, 2.50%, 05/01/2051	59,244,620	52,615,947
Pool FS1120, 3.00%, 03/01/2052	61,723,162	55,985,096
Pool FS1226, 4.00%, 05/01/2049	6,369,759	6,195,704
Pool FS1365, 2.50%, 03/01/2042	43,865,673	39,313,832
Pool FS1974, 1.50%, 02/01/2036	35,423,909	31,827,608
Pool FS2111, 4.50%, 10/01/2045	92,767,628	93,142,106
Pool FS2166, 4.50%, 07/01/2052	13,782,184	13,682,413
Pool FS2488, 2.50%, 10/01/2034	37,243,707	35,268,071
Pool FS2917, 3.00%, 11/01/2033	29,767,219	28,963,375
Pool FS2918, 3.00%, 09/01/2033	22,280,401	21,624,281
Pool FS4603, 2.00%, 05/01/2042	119,462,521	104,410,936
Pool FS4654, 2.00%, 07/01/2051	74,739,306	62,309,541
Pool FS4973, 3.50%, 06/01/2032	49,670,866	48,765,535
Pool FS5120, 6.00%, 07/01/2053	10,861,551	11,365,717
Pool FS5760, 3.50%, 11/01/2048	49,923,979	47,161,455
Pool FS5788, 6.50%, 09/01/2053	26,495,106	27,702,117
Pool FS5799, 2.50%, 09/01/2050	28,967,835	25,261,967
Pool FS5815, 3.00%, 04/01/2048	79,533,918	73,763,805
Pool FS5816, 3.50%, 07/01/2047	34,927,095	33,371,359
Pool FS8752, 6.00%, 08/01/2054	51,418,045	53,346,405
Pool FS8915, 2.00%, 08/01/2042	52,538,859	45,808,663
Pool MA0140, 4.50%, 08/01/2029	286,908	288,201
Pool MA0171, 4.50%, 09/01/2029	317,568	318,999
Pool MA0583, 4.00%, 12/01/2040	2,653,841	2,624,034
Pool MA0949, 3.50%, 01/01/2032	12,426,779	12,201,088
Pool MA1200, 3.00%, 10/01/2032	657,568	632,017
Pool MA1275, 3.00%, 12/01/2032	1,322,038	1,269,292
Pool MA1608, 3.50%, 10/01/2033	6,866,385	6,718,627
Pool MA1764, 4.00%, 01/01/2034	2,197,082	2,189,794
Pool MA1922, 4.00%, 06/01/2034	2,869,723	2,854,258
Pool MA1960, 4.00%, 07/01/2034	28,443,664	28,351,052
Pool MA2019, 4.00%, 09/01/2034	3,255,632	3,245,173
Pool MA2287, 3.00%, 06/01/2035	4,318,276	4,109,760
Pool MA2804, 3.00%, 11/01/2036	13,241,409	12,610,526
Pool MA2841, 2.50%, 12/01/2036	7,205,835	6,703,076
Pool MA3183, 4.00%, 11/01/2047	8,414,856	8,184,937
Pool MA3281, 4.00%, 02/01/2038	9,320,568	9,238,175
Pool MA3305, 3.50%, 03/01/2048	18,999,643	17,929,081
Pool MA3333, 4.00%, 04/01/2048	28,911,620	28,121,685
Pool MA3468, 4.50%, 09/01/2048	8,314,331	8,266,820
Pool MA4047, 2.00%, 06/01/2050	118,136,690	98,563,156
Pool MA4119, 2.00%, 09/01/2050	40,516,895	33,709,987
Pool MA4159, 2.50%, 10/01/2050	62,466,013	54,474,428
Pool MA4175, 1.50%, 11/01/2040	126,956,814	107,197,129
Pool MA4182, 2.00%, 11/01/2050	211,144,332	175,653,713
Pool MA4202, 1.50%, 12/01/2040	39,593,986	33,398,770
Pool MA4206, 2.00%, 12/01/2035	41,412,689	38,158,963
Pool MA4208, 2.00%, 12/01/2050	60,148,482	50,136,099
Pool MA4501, 2.00%, 12/01/2041	115,963,515	100,865,230
Pool MA4540, 2.00%, 02/01/2042	12,322,191	10,712,023
Pool MA4570, 2.00%, 03/01/2042	63,453,984	55,162,104
Series 1998-66, Class C, 6.00%, 12/25/2028	253	253
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2019-4, Class MA, 3.00%, 02/25/2059 (Callable 02/25/2051)	28,590,964	27,066,462
Series 2020-2, Class MT, 2.00%, 11/25/2059 (Callable 08/25/2043)	51,378,782	42,103,114
Series 2020-3, Class MT, 2.00%, 05/25/2060 (Callable 07/25/2046)	34,159,650	28,052,557
Series 2021-3, Class MTU, 2.50%, 03/25/2061 (Callable 12/25/2048)	62,906,438	52,420,243
Series 2022-1, Class MTU, 3.25%, 11/25/2061 (Callable 10/25/2045)	50,290,178	44,965,600
Ginnie Mae II Pool
Pool 784551, 3.00%, 11/20/2046	17,792,588	16,519,138
Pool 785025, 3.50%, 02/20/2050	55,172,336	52,306,706
Pool 785433, 2.50%, 04/20/2051	58,406,565	51,168,859
Pool 785447, 2.50%, 03/20/2051	43,953,994	38,215,309
Pool 785531, 2.50%, 06/20/2051	30,312,800	26,556,334
Pool 785558, 2.50%, 07/20/2051	101,435,616	88,607,377
Pool 785575, 2.50%, 08/20/2051	86,368,556	74,638,058
Pool 785615, 2.50%, 08/20/2051	33,439,635	29,182,325
Pool 786333, 4.00%, 04/20/2052	23,732,605	22,948,698
Pool 786809, 5.50%, 06/20/2053	46,348,119	47,228,704
Pool 786812, 5.50%, 07/20/2053	18,483,744	18,959,814
Pool 786904, 6.00%, 08/20/2053	26,486,098	27,195,470
Pool 787026, 6.00%, 10/20/2053	32,435,520	33,241,958
Pool 787253, 6.00%, 02/20/2054	81,135,851	83,465,507
Pool 787312, 2.50%, 03/20/2052	124,459,480	109,668,740
Pool 787313, 2.50%, 09/20/2051	87,731,495	76,167,566
Pool 787387, 5.50%, 04/20/2054	36,022,760	36,519,166
Pool MA0154, 3.50%, 06/20/2042	25,681,543	24,666,151
Pool MA0220, 3.50%, 07/20/2042	38,589,839	37,046,230
Pool MA0318, 3.50%, 08/20/2042	17,134,582	16,441,263
Pool MA1157, 3.50%, 07/20/2043	18,017,279	17,277,552
Pool MA1225, 4.00%, 08/20/2043	25,747,673	25,469,619
Pool MA1286, 4.00%, 09/20/2043	36,513,152	35,995,692
Pool MA1376, 4.00%, 10/20/2043	3,933,813	3,888,501
Pool MA1449, 4.00%, 11/20/2043	36,198,500	35,774,103
Pool MA1677, 3.50%, 02/20/2044	27,225,507	26,076,923
Pool MA2224, 4.00%, 09/20/2044	15,332,288	15,124,151
Pool MA2522, 4.00%, 01/20/2045	3,308,170	3,263,255
Pool MA3375, 3.00%, 01/20/2046	20,433,496	18,932,948
Pool MA3597, 3.50%, 04/20/2046	23,763,851	22,639,286
Pool MA3663, 3.50%, 05/20/2046	14,848,968	14,143,671
Pool MA3736, 3.50%, 06/20/2046	24,737,219	23,543,739
Pool MA4385, 5.00%, 04/20/2047	652,468	665,441
Pool MA4509, 3.00%, 06/20/2047	10,659,168	9,819,932
Pool MA4721, 4.50%, 09/20/2047	3,164,114	3,177,580
Pool MA4963, 4.00%, 01/20/2048	4,407,088	4,309,375
Pool MA5765, 5.00%, 02/20/2049	32,027,057	32,435,116
Pool MA7990, 4.00%, 04/20/2052	16,849,776	16,303,416
Pool MA8571, 6.00%, 01/20/2053	31,408,502	32,156,258
Government National Mortgage Association (GNMA)
Pool 3474, 6.00%, 11/20/2033	13,942	14,505
Pool 4747, 5.00%, 07/20/2040	545,463	560,152
Pool 5202, 3.50%, 10/20/2041	2,712,038	2,613,617
Pool 778793, 3.50%, 01/15/2042	4,610,214	4,450,488
Pool AL9364, 3.50%, 03/20/2045	5,267,306	4,999,652
Pool MA0155, 4.00%, 06/20/2042	2,978,257	2,956,191
Pool MA0392, 3.50%, 09/20/2042	79,599,852	76,305,315
Pool MA0699, 3.50%, 01/20/2043	24,065,534	23,071,416
Pool MA2753, 3.00%, 04/20/2045	6,182,323	5,741,396
Pool MA2754, 3.50%, 04/20/2045	7,567,663	7,222,327
Pool MA3035, 4.00%, 08/20/2045	2,666,025	2,631,301
Pool MA3378, 4.50%, 01/20/2046	4,473,223	4,496,240
Pool MA3598, 4.00%, 04/20/2046	2,902,500	2,856,835
Pool MA3664, 4.00%, 05/20/2046	7,032,213	6,918,107
Pool MA4512, 4.50%, 06/20/2047	10,040,588	10,061,614
Pool MA4588, 4.50%, 07/20/2047	2,362,753	2,367,701
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $10,769,462,402)		10,345,350,721

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 4.8%	Par	Value
Arroyo Mortgage Trust
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 10/25/2024) (a)(e)	7,595,630	7,207,010
Series 2020-1, Class A1A, 1.66%, 03/25/2055 (Callable 10/25/2024) (a)	6,498,441	6,166,309
Bayview Financial Acquisition Trust, Series 2007-B, Class 1A2, 7.33%, 08/28/2047 (Callable 10/28/2024) (d)	732,968	647,912
Bear Stearns Asset Backed Securities Trust, Series 2004-AC2, Class 2A, 5.00%, 05/25/2034 (Callable 10/25/2024)	105,604	89,989
BRAVO Residential Funding Trust, Series 2023-RPL1, Class A1, 5.00%, 05/25/2063 (Callable 03/25/2043) (a)(e)	86,396,785	86,982,788
Chase Mortgage Finance Corp.
Series 2023-RPL1, Class A1, 3.50%, 06/25/2062 (Callable 02/25/2047) (a)(e)	111,349,626	104,540,296
Series 2023-RPL2, Class A1, 3.25%, 03/25/2063 (Callable 12/25/2051) (a)(e)	60,957,137	55,577,012
Series 2023-RPL3, Class A1, 3.25%, 09/25/2063 (Callable 01/25/2045) (a)(e)	120,212,019	109,507,391
Series 2024-RPL1, Class A1A, 3.25%, 03/25/2064 (Callable 06/25/2045) (a)(e)	65,814,287	59,860,351
Series 2024-RPL3, Class A1A, 3.25%, 09/25/2064 (Callable 11/25/2052) (a)(e)	58,750,007	53,276,950
CIM Trust
Series 2022-R2, Class A1, 3.75%, 12/25/2061 (Callable 05/25/2027) (a)(e)	45,933,934	43,639,892
Series 2022-R3, Class A1, 4.50%, 03/25/2062 (Callable 09/25/2027) (a)(e)	52,515,255	51,749,210
Series 2023-R2, Class A1, 5.50%, 08/25/2064 (Callable 03/25/2028) (a)(e)	80,487,829	81,433,336
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.50%, 11/25/2035 (Callable 10/25/2024)	6,119	4,945
Countrywide Alternative Loan Trust
Series 2006-28CB, Class A17, 6.00%, 10/25/2036 (Callable 10/25/2024)	392,115	195,503
Series 2006-43CB, Class 2A1, 6.00%, 10/25/2024 (Callable 10/25/2024)	4,135	4,113
Countrywide Asset-Backed Certificates
Series 2004-S1, Class A3, 5.12%, 02/25/2035 (Callable 10/25/2024) (d)	45,083	44,713
Series 2005-10, Class AF6, 4.14%, 02/25/2036 (Callable 10/25/2024) (e)	1,639	1,625
Series 2005-17, Class 1AF5, 5.56%, 05/25/2036 (Callable 10/25/2024) (e)	36,050	34,111
Credit Suisse Management LLC, Series 2003-AR26, Class 8A1, 6.43%, 11/25/2033 (Callable 10/25/2024) (e)	1,956,169	1,851,454
First Horizon Alternative Mortgage Securities, Series 2006-FA6, Class 3A1, 5.75%, 10/25/2024 (Callable 10/25/2024)	1,603	704
FirstKey Homes Trust
Series 2021-SFR1, Class A, 1.54%, 08/17/2038 (a)	133,242,180	126,605,880
Series 2021-SFR2, Class A, 1.38%, 09/17/2038 (a)	46,712,866	44,016,146
Series 2022-SFR1, Class A, 4.15%, 05/19/2039 (a)	120,201,911	119,106,210
Series 2022-SFR3, Class A, 4.25%, 07/17/2038 (a)	55,483,252	55,037,405
Home Partners of America Trust, Series 2021-2, Class A, 1.90%, 12/17/2026 (a)	104,044,953	98,332,219
Impac CMB Trust, Series 2004-4, Class 2A2, 5.29%, 09/25/2034 (Callable 10/25/2024) (d)	36,322	41,418
Imperial Fund Mortgage Trust, Series 2022-NQM3, Class A1, 4.38%, 05/25/2067 (Callable 04/25/2025) (a)(d)	5,713,261	5,661,789
JP Morgan Mortgage Trust
Series 2006-A7, Class 2A4R, 4.44%, 01/25/2037 (Callable 10/25/2024) (e)	175,843	137,754
Series 2007-A1, Class 5A2, 5.70%, 07/25/2035 (Callable 01/25/2030) (e)	541,885	546,980
Series 2007-A1, Class 5A5, 5.70%, 07/25/2035 (Callable 01/25/2030) (e)	820,501	828,901
Series 2007-A2, Class 2A3, 5.61%, 04/25/2037 (Callable 10/25/2024) (e)	528,985	394,133
METLIFE SECURITIZATION TRUST, Series 2019-1A, Class A1A, 3.75%, 04/25/2058 (Callable 09/25/2037) (a)(e)	3,582,283	3,520,558
Mill City Mortgage Trust, Series 2021-NMR1, Class A1, 1.13%, 11/25/2060 (Callable 04/25/2043) (a)(e)	10,813,596	10,272,755
MLCC Mortgage Investors, Inc., Series 2004-F, Class A1A, 6.16%, 12/25/2029 (Callable 10/25/2024) (e)	1,351,289	1,303,068
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A1, 6.16%, 09/25/2034 (Callable 12/25/2028) (e)	558,662	551,219
New Residential Mortgage Loan Trust
Series 2017-2A, Class A3, 4.00%, 03/25/2057 (Callable 05/25/2030) (a)(e)	3,850,577	3,735,954
Series 2017-3A, Class A1, 4.00%, 04/25/2057 (Callable 12/25/2032) (a)(e)	5,487,434	5,350,880
Series 2017-4A, Class A1, 4.00%, 05/25/2057 (Callable 10/25/2032) (a)(e)	8,183,011	7,924,356
Series 2018-1A, Class A1A, 4.00%, 12/25/2057 (Callable 03/25/2033) (a)(e)	4,336,760	4,232,855
Onslow Bay Mortgage Loan Trust
Series 2022-NQM2, Class A1, 2.97%, 01/25/2062 (Callable 02/25/2025) (a)(e)	75,544,271	71,324,927
Series 2024-HYB1, Class A1, 3.60%, 03/25/2053 (Callable 11/25/2041) (a)(e)	35,495,993	34,659,658
Series 2024-HYB2, Class A1, 3.62%, 04/25/2053 (Callable 01/25/2036) (a)(e)	40,958,111	40,716,839
Progress Residential Trust
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)	72,682,801	68,663,646
Series 2023-SFR2, Class A, 4.50%, 10/17/2040 (a)	14,275,000	14,236,586
RALI Trust, Series 2004-QS6, Class A1, 5.00%, 10/25/2024 (Callable 10/25/2024)	6,134	5,372
Renaissance NIM Trust, Series 2007-1, Class AF3, 5.61%, 04/25/2037 (Callable 06/25/2032) (d)	2,482,525	641,151
Rithm Capital Corp.
Series 2020-1A, Class A1B, 3.50%, 10/25/2059 (Callable 07/25/2039) (a)(e)	8,650,216	8,181,920
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062 (Callable 10/25/2024) (a)(e)	30,562,186	28,739,649
Series 2024-NQM2, Class A1, 5.12%, 09/25/2064 (Callable 01/25/2030) (a)(e)	59,905,000	60,004,772
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, 1.16%, 08/25/2056 (Callable 10/25/2024) (a)(e)	27,028,190	23,803,605
Series 2022-4, Class A1, 5.19%, 05/25/2067 (Callable 06/25/2025) (a)(d)	46,339,850	46,139,486
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A1, 5.95%, 09/25/2034 (Callable 10/25/2024) (e)	402,485	393,118
Thornburg Mortgage Securities Trust, Series 2003-5, Class 3A, 5.70%, 10/25/2043 (Callable 10/25/2024) (e)	2,841,260	2,760,423
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 07/25/2028) (a)(e)	9,353,618	9,102,910
Series 2018-1, Class A1, 3.00%, 01/25/2058 (Callable 12/25/2027) (a)(e)	733,393	719,911
Series 2018-4, Class A1, 3.00%, 06/25/2058 (Callable 03/25/2031) (a)(e)	11,087,095	10,511,587
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 09/25/2031) (a)(e)	5,504,041	5,435,111
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 10/25/2028) (a)(e)	18,774,525	18,266,374
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 04/25/2033) (a)(e)	53,475,402	51,342,557
Series 2020-2, Class A1A, 1.64%, 04/25/2060 (Callable 11/25/2030) (a)(e)	122,991,889	112,053,138
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 02/25/2031) (a)	58,230,038	52,930,767
Series 2022-2, Class A1, 3.75%, 07/01/2062 (Callable 09/25/2031) (a)(e)	144,049,519	136,811,736
Series 2022-3, Class A1, 3.75%, 08/01/2062 (Callable 01/25/2030) (a)(e)	139,995,259	134,876,039
Series 2023-1, Class A1, 3.75%, 01/25/2063 (Callable 01/25/2032) (a)	56,881,404	54,691,425
Series 2024-1, Class A1, 4.53%, 03/25/2064 (Callable 11/25/2032) (a)(e)	139,342,207	140,822,258
Series 2024-3, Class A1A, 5.13%, 07/25/2065 (Callable 12/25/2030) (a)(e)	87,253,100	88,155,279
WaMu Mortgage Pass Through Certificates
Series 2004-AR14, Class A1, 5.34%, 01/25/2035 (Callable 10/25/2024) (e)	2,612,488	2,411,608
Series 2004-CB2, Class 3A, 6.00%, 08/25/2034 (Callable 10/25/2024)	1,999,392	2,032,296
Series 2004-CB3, Class 2A, 6.50%, 10/25/2034 (Callable 10/25/2024)	884,080	906,522
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $2,376,649,487)		2,371,756,764

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.1%	Par	Value
BANK-2017
Series 2017-BNK4, Class A3, 3.36%, 05/15/2050 (Callable 04/15/2027)	30,681,557	29,919,044
Series 2017-BNK4, Class A4, 3.63%, 05/15/2050 (Callable 04/15/2027)	44,535,000	43,343,711
Series 2017-BNK5, Class A5, 3.39%, 06/15/2060 (Callable 07/15/2027)	22,501,000	21,848,406
Series 2017-BNK7, Class A4, 3.18%, 09/15/2060 (Callable 09/15/2027)	21,500,000	20,836,190
Series 2017-BNK7, Class A5, 3.44%, 09/15/2060 (Callable 09/15/2027)	350,000	339,776
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050 (Callable 11/15/2027)	67,663,000	64,062,415
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054 (Callable 12/15/2029)	98,103,000	94,628,172
BANK-2018
Series 2018-BN10, Class A5, 3.69%, 02/15/2061 (Callable 02/15/2028)	11,050,000	10,771,239
Series 2018-BN12, Class A4, 4.26%, 05/15/2061 (Callable 05/15/2028) (e)	15,302,008	15,159,973
Series 2018-BN13, Class A5, 4.22%, 08/15/2061 (Callable 08/15/2028) (e)	8,565,000	8,445,506
BANK-2019, Series 2019-BN21, Class A5, 2.85%, 10/17/2052 (Callable 10/15/2029)	39,560,000	36,275,108
BANK-2020, Series 2020-BN29, Class A4, 2.00%, 11/15/2053 (Callable 12/15/2030)	66,985,000	56,479,555
BANK-2022, Series 2022-BNK44, Class A5, 5.94%, 11/15/2055 (Callable 11/15/2032) (e)	56,200,000	60,837,748
BANK5 Trust
Series 2023-5YR3, Class A2, 6.26%, 09/15/2056 (Callable 09/15/2028)	68,844,693	72,392,804
Series 2024-5YR7, Class A3, 5.77%, 06/15/2057 (Callable 06/15/2029)	93,975,000	98,332,292
BBCMS Trust, Series 2022-C15, Class ASB, 3.68%, 04/15/2055 (Callable 04/15/2032) (e)	7,104,000	6,884,909
Benchmark Mortgage Trust
Series 2018-B6, Class A4, 4.26%, 10/10/2051 (Callable 10/10/2028)	20,140,000	19,736,783
Series 2018-B8, Class A5, 4.23%, 01/15/2052 (Callable 12/15/2028)	24,235,000	23,693,573
Series 2019-B14, Class A5, 3.05%, 12/15/2062 (Callable 11/15/2029)	28,769,000	26,683,299
Series 2020-B19, Class A5, 1.85%, 09/15/2053 (Callable 10/15/2030)	43,291,000	36,445,351
Series 2020-B20, Class A5, 2.03%, 10/15/2053 (Callable 10/15/2030)	31,916,000	26,861,160
Series 2020-B21, Class A5, 1.98%, 12/17/2053 (Callable 12/15/2030)	35,697,743	30,655,294
Series 2021-B24, Class A5, 2.58%, 03/15/2054 (Callable 03/15/2031)	26,400,000	22,965,547
Series 2021-B31, Class A5, 2.67%, 12/15/2054 (Callable 12/15/2031)	29,775,000	26,310,033
Series 2023-V3, Class A2, 5.90%, 07/15/2056 (Callable 07/15/2028)	36,950,000	38,494,310
Series 2024-V10, Class A2, 4.80%, 10/15/2029 (Callable 10/15/2029)	82,675,000	83,277,866
Cantor Commercial Real Estate Lending LP, Series 2019-CF3, Class A4, 3.01%, 01/15/2053 (Callable 12/15/2029)	5,651,725	5,152,684
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/2050 (Callable 12/15/2027) (e)	9,000,279	8,647,188
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/2048 (Callable 01/10/2026)	18,107,455	17,907,360
Series 2016-C4, Class A4, 3.28%, 05/10/2058 (Callable 05/10/2026)	36,650,980	35,889,116
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A4, 3.19%, 04/10/2048 (Callable 04/10/2025)	17,480,000	17,283,693
Series 2015-GC33, Class A4, 3.78%, 09/10/2058 (Callable 05/10/2026)	8,600,000	8,472,174
Series 2015-GC35, Class A4, 3.82%, 11/10/2048 (Callable 10/10/2027)	68,175,000	66,718,339
Series 2017-P7, Class A4, 3.71%, 04/14/2050 (Callable 04/14/2027)	12,275,000	11,868,958
Series 2017-P8, Class A4, 3.47%, 09/15/2050 (Callable 09/15/2027)	22,000,000	21,112,342
Series 2019-C7, Class A4, 3.10%, 12/15/2072 (Callable 12/15/2029)	23,480,000	21,971,638
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2016-C3, Class ASB, 2.76%, 08/10/2049 (Callable 08/10/2026)	3,809,286	3,750,099
Series 2016-CD1, Class A4, 2.72%, 08/10/2049 (Callable 08/10/2027)	48,986,454	46,407,415
Series 2017-C6, Class A5, 3.33%, 06/10/2050 (Callable 04/10/2028)	22,800,000	21,877,366
Series 2017-CD3, Class A4, 3.63%, 02/10/2050 (Callable 08/10/2027)	7,200,000	6,831,230
Series 2018-CD7, Class A4, 4.28%, 08/15/2051 (Callable 08/15/2028)	7,400,000	7,293,636
Series 2020-C9, Class A5, 1.93%, 08/15/2053 (Callable 09/15/2030)	22,555,000	19,528,013
Computershare Corporate Trust
Series 2015-P2, Class A3, 3.54%, 12/15/2048 (Callable 12/15/2025)	20,519,067	20,263,250
Series 2015-SG1, Class A4, 3.79%, 09/15/2048 (Callable 08/15/2025)	28,583,779	28,216,069
Series 2015-SG1, Class ASB, 3.56%, 09/15/2048 (Callable 08/15/2025)	909,914	907,078
Series 2016-C34, Class A4, 3.10%, 06/15/2049 (Callable 05/15/2026)	10,250,000	9,916,664
Series 2016-C35, Class A4, 2.93%, 07/15/2048 (Callable 07/15/2026)	25,670,000	24,932,963
Series 2017-C42, Class A4, 3.59%, 12/15/2050 (Callable 12/15/2027)	7,315,000	6,981,996
Series 2017-RC1, Class A4, 3.63%, 01/15/2060 (Callable 03/15/2027)	14,349,000	14,049,096
Series 2019-C50, Class ASB, 3.64%, 05/15/2052 (Callable 05/15/2029)	18,468,082	18,338,705
Series 2019-C51, Class A4, 3.31%, 06/15/2052 (Callable 06/15/2029)	22,581,000	21,076,399
Series 2019-C52, Class A5, 2.89%, 08/15/2052 (Callable 08/15/2029)	10,000,000	9,240,994
Series 2019-C54, Class A4, 3.15%, 12/15/2052 (Callable 11/15/2029)	30,610,609	28,699,794
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class A5, 3.50%, 11/15/2049 (Callable 11/15/2026)	5,000,000	4,835,949
Series 2018-CX11, Class A4, 3.77%, 04/15/2051 (Callable 04/15/2028)	11,440,000	11,262,442
Series 2018-CX11, Class A5, 4.03%, 04/15/2051 (Callable 04/15/2028) (e)	22,023,039	21,708,035
Series 2018-CX12, Class A4, 4.22%, 08/15/2051 (Callable 08/15/2028) (e)	18,608,000	18,241,223
Series 2019-C16, Class A3, 3.33%, 06/15/2052 (Callable 06/15/2029)	30,690,000	28,762,337
Series 2019-C17, Class A5, 3.02%, 09/15/2052 (Callable 09/15/2029)	16,475,000	15,125,386
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/2051 (Callable 10/15/2028)	19,875,000	19,358,439
GS Mortgage Securities Corp. II
Series 2015-GS1, Class A3, 3.73%, 11/10/2048 (Callable 11/10/2025)	30,493,248	29,902,008
Series 2017-GS8, Class A4, 3.47%, 11/10/2050 (Callable 11/10/2027)	23,655,000	22,929,754
JP Morgan Chase Commercial Mortgage Securities, Series 2017-JP7, Class A5, 3.45%, 09/15/2050 (Callable 08/15/2027)	9,000,000	8,618,591
JPMBB Commercial Mortgage Securities Trust
Series 2015-C28, Class A4, 3.23%, 10/15/2048 (Callable 04/15/2025)	16,688,500	16,549,822
Series 2015-C30, Class A5, 3.82%, 07/15/2048 (Callable 07/15/2025)	22,658,000	22,154,893
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class A4, 3.14%, 06/15/2049 (Callable 05/15/2026)	19,890,000	19,227,786
Series 2017-C5, Class A5, 3.69%, 03/15/2050 (Callable 08/15/2027)	24,380,000	23,638,202
Series 2017-C7, Class A5, 3.41%, 10/15/2050 (Callable 11/15/2027)	17,170,000	16,498,608
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5, 2.86%, 09/15/2049 (Callable 10/15/2026)	25,169,000	24,222,401
Series 2016-C31, Class A5, 3.10%, 11/15/2049 (Callable 11/15/2026)	5,850,000	5,604,099
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)	41,287,079	39,723,133
Morgan Stanley Capital I Trust 2014-MP, Series 2015-UBS8, Class A4, 3.81%, 12/15/2048 (Callable 12/15/2025)	72,094,000	70,921,088
Morgan Stanley Capital I, Inc.
Series 2016-UB12, Class A4, 3.60%, 12/15/2049 (Callable 12/15/2026)	8,500,000	8,232,857
Series 2018-H3, Class A5, 4.18%, 07/15/2051 (Callable 07/15/2028)	22,101,510	21,737,858
Series 2018-H4, Class A3, 4.04%, 12/15/2051 (Callable 01/15/2029)	9,291,667	9,133,534
Series 2018-H4, Class A4, 4.31%, 12/15/2051 (Callable 01/15/2029)	6,750,000	6,647,461
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 08/15/2050 (Callable 08/15/2027)	2,500,000	2,416,220
Series 2018-C11, Class A5, 4.24%, 06/15/2051 (Callable 07/15/2028) (e)	16,652,859	16,340,783
Series 2019-C17, Class A4, 2.92%, 10/15/2052 (Callable 10/15/2029)	71,060,966	65,076,396
Series 2019-C18, Class A4, 3.04%, 12/15/2052 (Callable 12/15/2029)	6,280,000	5,799,059
WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.92%, 10/15/2057 (Callable 08/15/2027)	63,704	63,479
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,130,135,882)		2,033,746,166

ASSET BACKED SECURITIES - 3.0%	Par	Value
Capital One Financial Corp., Series 2023-A1, Class A, 4.42%, 05/15/2028	39,098,000	39,253,321
Chase Auto Owner Trust, Series 2024-2A, Class A3, 5.52%, 06/25/2029 (Callable 10/25/2027) (a)	83,500,000	85,702,713
Citizens Auto Receivables Trust, Series 2023-1, Class A3, 5.84%, 01/18/2028 (Callable 02/15/2027) (a)	78,500,000	79,644,954
Fifth Third Auto Trust, Series 2023-1, Class A3, 5.53%, 08/15/2028 (Callable 02/15/2027)	70,525,000	71,524,057
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	63,134,000	63,800,727
Series 2023-2, Class A, 5.77%, 09/15/2029	52,200,000	53,618,013
Series 2024-1, Class A, 5.34%, 05/15/2030	41,875,000	42,995,621
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%, 08/15/2035 (Callable 02/15/2028) (a)	180,789,000	184,125,172
Ford Credit Floorplan LLC, Series 2023-1, Class A1, 4.92%, 05/15/2028 (a)	49,875,000	50,372,104
General Motors Co.
Series 2023-1, Class A1, 5.34%, 06/15/2028 (a)	10,300,000	10,478,251
Series 2023-2, Class A, 5.34%, 06/15/2030 (a)	25,000,000	25,966,890
Series 2024-1A, Class A1, 5.13%, 03/15/2029 (a)	8,000,000	8,189,050
GM Financial Revolving Receivables Trust
Series 2022-1, Class A, 5.91%, 10/11/2035 (Callable 11/11/2027) (a)	64,950,000	68,368,059
Series 2024-1, Class A, 4.98%, 12/11/2036 (Callable 03/11/2029) (a)	11,577,000	11,885,294
IPFS Corp.
Series 2023-A, Class A, 5.80%, 03/15/2028 (a)	84,870,000	86,526,272
Series 2024-F, Class A, 4.75%, 08/15/2029 (a)	35,175,000	35,582,027
Kubota Credit Owner Trust, Series 2023-2A, Class A3, 5.28%, 01/18/2028 (Callable 04/15/2027) (a)	18,750,000	19,039,882
Navient Student Loan Trust
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 12/15/2029) (a)	12,931,923	11,578,805
Series 2022-A, Class A, 2.23%, 07/15/2070 (Callable 03/15/2030) (a)	20,091,234	18,345,800
Series 2022-BA, Class A, 4.16%, 10/15/2070 (Callable 05/15/2030) (a)	48,320,812	47,703,528
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 06/15/2033) (a)	56,007,567	57,293,125
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 09/20/2029) (a)	25,059,080	23,219,164
SBA Depositor LLC, 1.84%, 04/15/2027 (Callable 04/15/2026) (a)	94,050,000	87,489,617
SMB Private Education Loan Trust, Series 2024-D, Class A1A, 5.38%, 07/15/2053 (a)	122,186,424	125,377,030
Synchrony Bank
Series 2023-A1, Class A, 5.54%, 07/15/2029	73,400,000	74,949,657
Series 2024-A1, Class A, 5.04%, 03/15/2030	14,625,000	14,909,575
Towd Point Asset Trust, Series 2021-SL1, Class A1, 1.05%, 11/20/2061 (a)	6,887,332	6,550,949
Towd Point Mortgage Trust
Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 10/25/2024) (a)(f)	9,393,479	9,093,155
Series 2020-MH1, Class A1A, 2.18%, 02/25/2060 (Callable 10/25/2024) (a)(f)	14,736,020	14,256,019
Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.82%, 04/25/2035 (Callable 04/25/2027) (a)	25,275,000	25,078,333
Verizon Master Trust, Series 2024-5, Class A, 5.00%, 06/21/2032 (Callable 06/20/2029) (a)	47,260,000	48,818,271
TOTAL ASSET BACKED SECURITIES (Cost $1,482,554,373)		1,501,735,435

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%	Par	Value
Federal Home Loan Mortgage Corp.
Series K071, Class A2, 3.29%, 11/25/2027 (Callable 02/25/2028)	25,529,000	25,061,898
Series K072, Class A2, 3.44%, 12/25/2027 (Callable 12/25/2027)	6,050,000	5,965,489
Series K073, Class A2, 3.35%, 01/25/2028 (Callable 10/25/2028)	1,350,000	1,327,187
Series K074, Class A2, 3.60%, 01/25/2028 (Callable 07/25/2028)	21,722,000	21,506,505
Series K076, Class A2, 3.90%, 04/25/2028 (Callable 05/25/2028)	70,395,000	70,285,585
Series K077, Class A2, 3.85%, 05/25/2028 (Callable 05/25/2028) (e)	41,215,000	41,044,011
Series K078, Class A2, 3.85%, 06/25/2028 (Callable 10/25/2028)	26,488,633	26,381,728
Series K080, Class A2, 3.93%, 07/25/2028 (Callable 08/25/2028) (e)	14,950,000	14,925,304
Series K082, Class A2, 3.92%, 09/25/2028 (Callable 10/25/2028) (e)	56,545,000	56,440,092
Series K083, Class A2, 4.05%, 09/25/2028 (Callable 10/25/2028) (e)	1,000,000	1,002,825
Series K-1510, Class A2, 3.72%, 01/25/2031 (Callable 01/25/2034)	39,850,000	39,071,889
Series K156, Class A3, 3.70%, 06/25/2033 (Callable 07/25/2033) (e)	11,088,000	10,629,883
Series K752, Class A2, 4.28%, 07/25/2030 (Callable 08/25/2030)	90,425,000	91,277,880
Federal National Mortgage Association, Series 2022-M10, Class A2, 2.00%, 01/25/2032 (e)	16,775,000	14,466,216
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $425,634,170)		419,386,492

MUNICIPAL BONDS - 0.5%	Par	Value
Atlanta Independent School System, 5.56%, 03/01/2026	4,465,000	4,536,156
California Community Choice Financing Authority
5.95%, 08/01/2029	3,155,000	3,244,770
6.13%, 04/01/2030	5,000,000	5,210,277
California Qualified School Bond Joint Powers Authority, 7.16%, 03/01/2027	3,375,000	3,509,992
Colorado Housing and Finance Authority, 6.50%, 11/01/2053 (Callable 05/01/2032)	30,160,000	32,416,496
Dallas Fort Worth International Airport
2.25%, 11/01/2031 (Callable 11/01/2030)	2,500,000	2,211,006
2.42%, 11/01/2032 (Callable 11/01/2030)	5,000,000	4,383,846
2.52%, 11/01/2033 (Callable 11/01/2030)	1,220,000	1,053,581
Kentucky Housing Corp., 3.50%, 01/01/2040 (Callable 07/01/2025)	815,000	805,199
Louisiana Housing Corp., 2.10%, 12/01/2038 (Callable 11/01/2024)	687,064	626,011
Maine State Housing Authority, 2.60%, 11/15/2046 (Callable 11/15/2030)	10,000,000	7,489,513
Maryland Community Development Administration, 3.16%, 09/01/2041 (Callable 09/01/2025)	1,035,000	1,026,455
Maryland Economic Development Corp., 4.00%, 04/01/2034 (Callable 01/01/2034)	18,225,000	14,911,708
Massachusetts Educational Financing Authority, 3.85%, 05/25/2033	8,205,975	8,063,253
Minnesota Housing Finance Agency
2.73%, 08/01/2046 (Callable 07/01/2025)	1,857,465	1,585,759
3.20%, 06/01/2047 (Callable 07/01/2026)	4,113,620	3,680,303
3.00%, 10/01/2047 (Callable 01/01/2027)	4,945,259	4,337,044
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	45,000,000	33,697,561
3.30%, 04/01/2032 (Callable 01/01/2032)	35,000,000	28,633,689
2.87%, 07/01/2035 (Callable 01/01/2035)	17,240,000	13,579,595
New Hampshire Housing Finance Authority, 4.00%, 07/01/2036 (Callable 07/01/2025)	1,075,000	1,071,043
New Jersey Higher Education Student Assistance Authority
3.50%, 12/01/2039 (Callable 12/01/2028) (g)	11,075,000	10,526,357
3.50%, 12/01/2039 (Callable 12/01/2028) (g)	8,190,000	7,997,955
New York State Dormitory Authority, 2.22%, 07/01/2035	15,000,000	12,571,963
North Carolina Housing Finance Agency
2.81%, 07/01/2035 (Callable 11/01/2024)	100,000	99,262
6.50%, 01/01/2055 (Callable 07/01/2032)	6,445,000	6,866,965
State Public School Building Authority, 2.97%, 04/01/2027	5,800,000	5,637,084
Texas Private Activity Bond Surface Transportation Corp., 3.92%, 12/31/2049	8,800,000	7,562,986
West Contra Costa Unified School District, 6.25%, 08/01/2030	1,785,000	1,989,303
Western Michigan University Homer Stryker MD School of Medicine, 4.75%, 11/15/2028	11,980,000	12,225,148
Westvaco Corp., 7.67%, 01/15/2027 (a)	8,000,000	8,360,612
TOTAL MUNICIPAL BONDS (Cost $281,171,919)		249,910,892

OTHER GOVERNMENT RELATED SECURITIES - 0.2%	Par	Value
Electricite de France SA
5.65%, 04/22/2029 (Callable 03/22/2029) (a)	22,000,000	23,101,025
5.95%, 04/22/2034 (Callable 01/22/2034) (a)	12,000,000	12,777,852
Freeport Indonesia PT, 5.32%, 04/14/2032 (Callable 01/01/2032) (a)	15,000,000	15,250,965
NBN Co. Ltd.
2.63%, 05/05/2031 (Callable 02/05/2031) (a)	18,625,000	16,578,159
2.50%, 01/08/2032 (Callable 10/08/2031) (a)	46,650,000	40,614,612
Petroleos Mexicanos
5.95%, 01/28/2031 (Callable 10/28/2030)	558,000	482,943
6.70%, 02/16/2032 (Callable 11/16/2031)	1,020,000	914,472
6.35%, 02/12/2048	8,500,000	5,886,724
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $123,322,465)		115,606,752

SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%	Shares
First American Government Obligations Fund - Class U, 4.84% (h)	1,137,743,396	1,137,743,396
TOTAL SHORT-TERM INVESTMENTS (Cost $1,137,743,396)		1,137,743,396

TOTAL INVESTMENTS - 100.8% (Cost $51,364,571,296)		49,997,862,421
Liabilities in Excess of Other Assets - (0.8)%		(391,800,977)
TOTAL NET ASSETS - 100.0%		$49,606,061,444

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
AB - Aktiebolag
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
PIK - Payment in Kind
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $9,735,707,148 or 19.6% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Issuer is currently in default.
(d)	Step coupon bond. The rate disclosed is as of September 30, 2024.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2024.

(f)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2024.

(g)	Security subject to the Alternative Minimum Tax ("AMT"). As of September 30, 2024, the total value of securities subject to the AMT was $18,524,312 or 0.0% of net assets.
(h)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Baird Aggregate Bond Fund
Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Baird Aggregate Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$17,886,834,809	$–	$17,886,834,809
U.S. Treasury Securities	–	13,935,790,994	–	13,935,790,994
Agency Residential Mortgage-Backed Securities	–	10,345,350,721	–	10,345,350,721
Non-Agency Residential Mortgage-Backed Securities	–	2,371,756,764	–	2,371,756,764
Non-Agency Commercial Mortgage-Backed Securities	–	2,033,746,166	–	2,033,746,166
Asset Backed Securities	–	1,501,735,435	–	1,501,735,435
Agency Commercial Mortgage-Backed Securities	–	419,386,492	–	419,386,492
Municipal Bonds	–	249,910,892	–	249,910,892
Other Government Related Securities	–	115,606,752	–	115,606,752
Money Market Funds	1,137,743,396	–	–	1,137,743,396
Total Investments	$1,137,743,396	$48,860,119,025	$–	$49,997,862,421

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.